1933 Act File No. 33-31602
                                                      1940 Act File No. 811-5950

                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                     Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                       -----

      Pre-Effective Amendment No.         ............................

      Post-Effective Amendment No.   35   ............................   X
                                  --------                             -----

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       -----

      Amendment No.   36   ...........................................   X
                   --------                                            -----

                         MONEY MARKET OBLIGATIONS TRUST
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 _  immediately upon filing pursuant to paragraph (b)
 X  on September 30, 1999 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i) on _________________ pursuant to paragraph (a)(i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:          Matthew G. Maloney, Esquire
                    Dickstein Shapiro Morin & Oshinsky LLP
                    2101 L Street, N.W.
                    Washington, DC  20037


PROSPECTUS
Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

CASH II SHARES


A money market mutual fund seeking to provide stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of high quality fixed income securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


SEPTEMBER 30, 1999

CONTENTS


Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which the

Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  5

How is the Fund Sold?  6

How to Purchase Shares  6

How to Redeem Shares  8

Account and Share Information  10

Who Manages the Fund?  10

Last Meeting of Shareholders  12

Financial Information  14

Report of Independent Public Accountants  28


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests primarily in a portfolio of high quality fixed income securities, issued by banks, corporations and the U.S. government, maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Cash II Shares total returns on a calendar year-end basis.

The Fund's Cash II Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's Cash II Shares total return for the six-month period from January 1, 1999 to June 30, 1999 was 2.15%.


Within the period shown in the Chart, the Fund's Cash II Shares highest quarterly return was 1.26% (quarter ended December 31, 1997). Its lowest quarterly return was 1.16% (quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE


The following table represents the Fund's Cash II Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

CALENDAR PERIOD          FUND
1 Year                   4.96%
Start of Performance 1   4.97%

1 The Fund's Cash II Shares start of performance date was September 27, 1996.

The Fund's Cash II Shares 7-Day Net Yield as of December 31, 1998 was 4.55%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.


Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

AUTOMATED CASH MANAGEMENT TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Cash II Shares.

SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of
offering price)                                                                      None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)1
Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
Management Fee 2                                                                     0.50%
Distribution (12b-1) Fee 3                                                           0.25%
Shareholder Services Fee                                                             0.25%
Other Expenses                                                                       0.16%
Total Annual Fund
Operating Expenses                                                                   1.16%

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 1999.

Total Waivers of Fund
Expenses                                                                             0.40%
Total Actual Annual Fund
Operating Expenses (after
waivers)                                                                             0.76%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Cash II Shares (after the voluntary waiver) was 0.19% for the fiscal year ended July 31, 1999.

3 The distributor voluntarily waived a portion of the distribution (12b-1) fee.
The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Cash II Shares (after the voluntary waiver) was 0.16% for the fiscal year ended July 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Cash II Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Cash II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Cash II Shares operating expenses are BEFORE WAIVERS as shown in the Table and remain the same. Although your actual costs may be higher
or lower, based on these assumptions your costs would be:      1 Year $ 118 3
Years $ 368 5 Years $ 638 10 Years $ 1,409

What are the Fund's Investment Strategies?


The Fund invests primarily in a portfolio of high-quality fixed income securities, issued by banks, corporations and the U.S. government, maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.


The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized rating services.


The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper to achieve a limited barbell structure. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund invests.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

ASSET BACKED SECURITIES


Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass through certificates.


CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS


Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.


INVESTMENT RATINGS


The Fund invests in money market instruments that are either rated in the two highest short-term rating categories or the three highest long-term rating categories by one or more nationally recognized statistical rating organizations or are of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.


Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

Credit risks include the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 5:00 p.m. (Eastern time), each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.


An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?


The Fund offers two share classes: Institutional Service Shares and Cash II Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Cash II Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail customers of financial institutions or individuals, directly or through investment professionals.


When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Cash II Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 5:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 5:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY INVEST-BY-PHONE


Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.


BY DIRECT DEPOSIT

You may complete an application with Federated Shareholder Services Company to have your Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement and certain other retirement payments invested directly into the Fund. The application must be filed with Federated Shareholder Services Company before direct deposit may begin. Allow 60 to 90 days for the application to be processed.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $100.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE


You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.


If you call before 5:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 5:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.


Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:


Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.


Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS


The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.


While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


Last Meeting of Shareholders

A Special Meeting of the Fund's shareholders was held on August 11, 1999. On January 21, 1999, the record date for the shareholders voting at the meeting, there were 2,395,727,713 total outstanding shares. The following items were considered by shareholders and the results were as follows:

AGENDA ITEM 1

Elected Trustees: 1

                                            WITHHELD
                                            AUTHORITY
NAMES                       FOR             TO VOTE
John F. Cunningham          1,249,762,787   19,658,905
Charles F. Mansfield, Jr.   1,249,799,912   19,621,780
John S. Walsh               1,249,938,716   19,482,976

1 The following Trustees continued their terms: Thomas G. Bigley, John T. Conroy, Jr., John F. Donahue, Nicholas P. Constantakis, Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D., and Marjorie P. Smuts.

AGENDA ITEM 2

Ratified the selection of Arthur Andersen LLP as the Trust's independent auditors.

                            ABSTENTIONS
                            AND BROKER
FOR             AGAINST     NON-VOTES
1,246,621,621   7,177,855   15,622,215

AGENDA ITEM 3

Made changes to the Fund's fundamental investment policies:

(a) Amended the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,147,063,713   32,146,786   90,211,193

(b) Amended the Fund's fundamental investment policy regarding investing in real estate.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,147,178,749   32,804,247   89,438,696

(c) Amended the Fund's fundamental investment policy regarding investing in commodities.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,145,459,539   33,573,769   90,388,384

(d) Amended the Fund's fundamental investment policy regarding underwriting securities.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,148,366,933   29,175,764   91,878,995

(e) Amended the Fund's fundamental investment policy regarding lending assets.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,149,494,744   29,333,419   90,593,529

(f) Amended the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,146,936,811   30,370,585   92,114,296

(g) Amended, and made non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,145,006,273   32,205,435   92,209,984

(h) Amended, and made non-fundamental, the Fund's fundamental investment policy regarding buying on margin.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,145,015,663   33,513,320   92,892,709

(i) Amended, and made non-fundamental, the Fund's fundamental investment policy regarding the types of money market instruments that the Fund is permitted to purchase.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,148,497,695   29,125,262   91,798,735

(j) Amended, and made non-fundamental, the Fund's fundamental investment policy relating to investing in other investment companies.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,146,864,682   32,531,447   90,025,563

(k) Made non-fundamental the Fund's fundamental investment policy relating to investing in U.S. government securities.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,148,753,059   28,432,895   92,235,738

(l) Made non-fundamental the Fund's fundamental investment policy relating to purchasing bank instruments.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,151,237,431   28,118,226   90,066,035

(m) Made non-fundamental the Fund's fundamental investment policy relating to purchasing commercial paper.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,149,920,726   29,259,446   90,241,520

(n) Made non-fundamental the Fund's fundamental investment policy relating to engaging in repurchase agreement transactions.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,147,344,772   30,779,834   91,297,086

(o) Made non-fundamental the Fund's fundamental investment policy relating to engaging in when-issued and delayed delivery transactions.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,149,030,854   29,830,264   90,560,574

AGENDA ITEM 4

Eliminated certain of the Fund's fundamental investment policies.

(a) Removed the Fund's fundamental investment policy regarding selling securities short.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,137,810,819   40,642,756   90,968,117

(b) Removed the Fund's fundamental investment policy regarding investing for the purpose of exercising control.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,145,970,385   32,048,611   91,402,696

(c) Removed the Fund's fundamental investment policy regarding the purchase of securities of certain issuers.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,142,785,854   33,900,439   92,735,399


Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 28.

                                                                       PERIOD
                                                                        ENDED
                                               YEAR ENDED JULY 31,    JULY 31,
                                               1999         1998         1997 1
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.05         0.05         0.04
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.05)       (0.05)       (0.04)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 2                                 4.58%        5.07%        4.14%

RATIOS TO AVERAGE NET ASSETS:
Expenses 3                                     1.16%        1.14%        1.16% 4
Net investment income 3                        4.09%        4.56%        4.43% 4
Expenses (after waivers)                       0.76%        0.76%        0.75% 4
Net investment income (after waivers)          4.49%        4.94%        4.84% 4
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)    $698,119     $703,755     $725,267

1 Reflects operations for the period from September 27, 1996 (date of initial public investment) to July 31, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JULY 31, 1999

PRINCIPAL
AMOUNT                                                        VALUE
                       COMMERCIAL PAPER-37.5% 1
                       BANKING-9.0%
  $  25,000,000        Abbey Funding Corp.,
                       (Guaranteed by Abbey
                       National Bank PLC,
                       London), 4.865% - 4.950%,
                       11/26/1999 - 12/1/1999           $    24,591,821
     28,993,000        Fountain Square Commercial
                       Funding Corp., (Fifth
                       Third Bank, Cincinnati
                       Support Agreement), 5.120%
                       - 5.350%, 8/12/1999 -
                       12/29/1999                            28,759,160
     60,000,000        Park Avenue Receivables
                       Corp., 5.120%, 8/6/1999 -
                       8/17/1999                             59,906,133
     48,000,000        Three Rivers Funding
                       Corp., 5.120%, 8/10/1999 -
                       8/20/1999                             47,895,893
     47,200,000        Wood Street Funding Corp.,
                       4.940% - 5.110%, 8/13/1999
                       - 8/26/1999                           47,047,278
                       TOTAL                                208,200,285
                       FINANCE-AUTOMOTIVE-1.4%
     14,000,000        DaimlerChrysler North
                       America Holding Corp.,
                       4.840%, 8/13/1999                     13,977,413
     20,500,000        General Motors Acceptance
                       Corp., 5.250% - 5.370%,
                       1/26/2000 - 3/6/2000                  19,923,629
                       TOTAL                                 33,901,042
                       FINANCE-COMMERCIAL-19.9%
    115,000,000        Asset Securitization
                       Cooperative Corp., 5.110%,
                       8/25/1999                            114,608,233
     14,000,000        Beta Finance, Inc., 5.020%
                       - 5.520%, 8/3/1999 -
                       9/9/1999                              13,955,072
     25,000,000        Corporate Asset Funding
                       Co., Inc. (CAFCO), 4.970%,
                       8/5/1999                              24,986,195
     18,612,000        Falcon Asset
                       Securitization Corp.,
                       5.110% - 5.130%, 8/16/1999
                       - 8/23/1999                           18,568,658
     65,661,000        Greenwich Funding Corp.,
                       5.120% - 5.130%, 8/16/1999
                       - 9/9/1999                            65,447,243
     39,000,000        PREFCO-Preferred
                       Receivables Funding Co.,
                       4.940% - 5.120%, 8/3/1999 -
                       8/25/1999                             38,913,963
     23,328,000        Receivables Capital Corp.,
                       4.980% - 5.110%, 8/6/1999 -
                       8/23/1999                             23,303,774
    117,150,000        Sheffield Receivables
                       Corp., 5.120% - 5.140%,
                       8/9/1999 - 9/16/1999                 116,782,602
     45,500,000        Sigma Finance, Inc.,
                       5.110% - 5.550%, 8/16/1999
                       - 2/4/2000                            45,162,160
                       TOTAL                                461,727,900
                       FINANCE-RETAIL-2.9%
     18,000,000        Associates First Capital
                       B.V., (Guaranteed by
                       Associates First Capital
                       Corp.), 5.200% - 5.470%,
                       11/19/1999 - 1/24/2000                17,659,733
     50,000,000        New Center Asset Trust,
                       A1/P1 Series, 4.830% -
                       4.908%, 8/9/1999 -
                       8/12/1999                             49,940,296
                       TOTAL                                 67,600,029
PRINCIPAL
AMOUNT                                                          VALUE
                       COMMERCIAL PAPER-continued 1
                       INSURANCE-4.3%
  $  95,000,000        Aspen Funding Corp.,
                       (Insured by MBIA), 5.037% -
                       5.120%,
                       8/16/1999 - 8/25/1999           $     94,701,700
      5,000,000        Marsh USA Inc., 5.520%,
                       1/28/2000                              4,862,000
                       TOTAL                                 99,563,700
                       TOTAL COMMERCIAL PAPER               870,992,956
                       SHORT-TERM NOTES-9.7%
                       BANKING-1.1%
     25,000,000        Abbey National Treasury
                       Services, PLC, 4.990%,
                       1/10/2000                             24,996,789
                       FINANCE-AUTOMOTIVE-2.9%
     10,456,760        Ford Credit Auto Owner
                       Trust 1999-B, Class A1,
                       4.978%, 1/18/2000                     10,456,760
     20,000,000        Ford Credit Auto Owner
                       Trust 1999-B, Class A2,
                       5.114%, 5/15/2000                     20,000,000
     15,000,000        Honda Auto Lease Trust
                       1999-A, Class A1, 5.445%,
                       8/15/2000                             15,000,000
      2,385,975        Honda Auto Receivables
                       1999-1 Owner Trust, Class
                       A-1, 4.974%, 2/15/2000                 2,385,976
     20,000,000        Toyota Auto Receivables
                       1999-A Owner Trust, Class
                       1, 5.365%, 8/11/2000                  20,000,000
                       TOTAL                                 67,842,736
                       FINANCE-COMMERCIAL-4.3%
    100,000,000        Beta Finance, Inc., 5.020%
                       - 5.520%, 1/20/2000 -
                       6/12/2000                             99,999,445
                       FINANCE-EQUIPMENT-1.3%
     10,000,000        Caterpillar Financial
                       Asset Trust 1999-A, Class
                       1, 5.365%, 7/25/2000                  10,000,000
         76,185        Copelco Capital Funding
                       Trust 1998-A, Class A-1,
                       5.680%, 8/15/1999                         76,185
     13,413,645        Green Tree Lease Finance
                       1998-1, LLC, Class A1,
                       5.201%, 1/20/2000                     13,413,645
      7,214,507        Navistar Financial 1999-A
                       Owner Trust, Class A-1,
                       5.003%, 6/15/2000                      7,214,507
        464,453        Newcourt Equipment Trust
                       Securities 1998-1, Class
                       A1, 5.007%, 11/20/1999                   464,488
                       TOTAL                                 31,168,825
                       INSURANCE-0.1%
      2,148,686        WFS Financial 1998-C Owner
                       Trust, Class A1, (Insured
                       by FSA),
                       5.395%, 11/20/1999                     2,148,686
                        TOTAL SHORT-TERM NOTES              226,156,481
                       CERTIFICATE OF DEPOSIT-
                       7.9%
                       BANKING-7.9%
      7,000,000        Bank of Montreal, 5.250%,
                       5/12/2000                              6,997,370
     20,000,000        Barclays Bank of Canada,
                       (Guaranteed by Barclays
                       Bank PLC, London),
                       5.016%, 1/13/2000                     19,997,385
     15,000,000        Bayerische Landesbank
                       Girozentrale, 5.150%,
                       3/21/2000                             14,996,784
PRINCIPAL
AMOUNT                                                         VALUE
                       CERTIFICATE OF DEPOSIT-
                       continued
                       BANKING-CONTINUED
  $  75,000,000        Canadian Imperial Bank of
                       Commerce, Toronto, 4.987%
                       - 5.340%,
                       1/27/2000 - 3/3/2000             $    74,985,632
      7,000,000        Canadian Imperial Bank of
                       Commerce, Toronto, 5.160%,
                       2/23/2000                              6,998,478
     10,000,000        Commerzbank AG, Frankfurt,
                       5.200%, 4/7/2000                       9,997,362
     20,000,000        Rabobank Nederland,
                       Utrecht, 5.180%, 3/20/2000            19,995,104
     15,000,000        Royal Bank of Canada,
                       Montreal, 5.275%, 3/9/2000            14,996,504
      5,000,000        Svenska Handelsbanken,
                       Stockholm, 5.180%,
                       3/20/2000                              4,999,082
     10,000,000        UBS AG, 4.939%, 1/13/2000             10,003,429
                       TOTAL CERTIFICATE OF
                       DEPOSIT                              183,967,130
                       LOAN PARTICIPATION-4.3%
                       BROKERAGE-2.1%
     50,000,000        Goldman Sachs Group, Inc.,
                       5.023%, 8/2/1999                      50,000,000
                       ELECTRICAL EQUIPMENT-0.6%
     13,000,000        Mt. Vernon Phenol Plant
                       Partnership, (Guaranteed
                       by General Electric Co.),
                       5.050%, 5/17/2000                     13,000,000
                       FINANCE - AUTOMOTIVE-0.5%
     12,000,000        General Motors Acceptance
                       Corp., Mortgage of PA,
                       (Guaranteed by General
                       Motors Acceptance Corp.),
                       5.220%, 8/2/1999                      12,000,000
                       FINANCE - EQUIPMENT-1.1%
     25,000,000        Pitney Bowes Credit Corp.,
                       5.204%, 8/10/1999                     24,967,625
                       TOTAL LOAN PARTICIPATION              99,967,625
                       VARIABLE RATE INSTRUMENTS-
                       29.0% 4
                       BANKING-6.6%
      6,000,000        Beverly California Corp.,
                       (PNC Bank, N.A. LOC),
                       5.163%, 8/2/1999                       6,000,000
      3,900,000        Development Authority of
                       Richmond Cty, GA, (PNC
                       Bank, N.A. LOC), 5.163%,
                       8/2/1999                               3,900,000
      9,775,000        Hannah Boulevard LP,
                       (Comerica Bank, Detroit,
                       MI LOC), 5.250%, 8/5/1999              9,775,000
      8,000,000        K-O-I Warehouse, Inc.;
                       Hamlet Auto Parts, Inc.;
                       Kentucky Motor Services,
                       Inc.; Mad River Auto Parts,
                       Inc.; Ezzel Parts
                       Exchange, Inc., (Series
                       1998), (Firstar Bank,
                       N.A., Cincinnati LOC),
                       5.230%, 8/5/1999                       8,000,000
     60,000,000   2, 3 Liquid Asset Backed
                       Securities Trust, Series
                       1996-3, (Westdeutsche
                       Landesbank Girozentrale
                       Swap Agreement), 5.200%,
                       8/16/1999                             60,000,000
     17,522,763   2, 3 Liquid Asset Backed
                       Securities Trust, Series
                       1997-1, (Westdeutsche
                       Landesbank Girozentrale
                       Swap Agreement), 5.180%,
                       8/16/1999                             17,522,763
      2,000,000        Manatee County, FL, CFI
                       Manufacturing, Inc.
                       Project (Series 1998),
                       (Huntington National Bank,
                       Columbus, OH LOC), 5.270%,
                       8/5/1999                               2,000,000
PRINCIPAL
AMOUNT                                                         VALUE
                       VARIABLE RATE INSTRUMENTS-
                       continued 4
                       BANKING-CONTINUED
  $  12,246,217   2, 3 Rabobank Optional
                       Redemption Trust, Series
                       1997-101, 5.310%,
                       10/17/1999                      $     12,246,217
      4,000,000        Rollins College, Series
                       1998, 5.200%, 8/4/1999                 4,000,000
     22,000,000        Societe Generale, Paris,
                       5.203%, 8/11/1999                     21,999,603
      2,631,000        Vista Funding Corp.,
                       Series 1996-A, (Bank One,
                       Ohio, N.A. LOC),
                       5.270%, 8/5/1999                       2,631,000
      5,250,000        Wendys of Las Vegas and San
                       Antonio, (Huntington
                       National Bank, Columbus,
                       OH LOC), 5.270%, 8/4/1999              5,250,000
                       TOTAL                                153,324,583
                       BROKERAGE-2.9%
     34,200,000        Morgan Stanley, Dean
                       Witter & Co., 5.320%,
                       8/1/1999                              34,200,000
     34,200,000        Morgan Stanley, Dean
                       Witter & Co., 5.370%,
                       8/1/1999                              34,200,000
                       TOTAL                                 68,400,000
                       ELECTRICAL EQUIPMENT-0.9%
     20,181,046        Northwest Airlines, Inc.,
                       (Guaranteed by General
                       Electric Co.), 5.163%,
                       8/2/1999                              20,181,046
                       FINANCE - AUTOMOTIVE-2.1%
     34,200,000        General Motors Acceptance
                       Corp., 5.320%, 8/1/1999               34,200,000
     15,000,000        General Motors Acceptance
                       Corp., Mortgage of PA,
                       (Guaranteed by General
                       Motors Acceptance Corp.),
                       5.359%, 10/1/1999                     14,865,342
                       TOTAL                                 49,065,342
                       FINANCE - COMMERCIAL-1.0%
     23,000,000        Sigma Finance, Inc.,
                       5.320%, 8/18/2000                     23,000,000
                       FINANCE - RETAIL-0.3%
      7,000,000      2 Bishop's Gate Residential
                       Mortgage Trust 1998-2,
                       Class A-1, 5.420%,
                       8/10/1999                              7,000,000
                       INSURANCE-15.2%
     24,000,000        Aspen Funding Corp.,
                       (Insured by MBIA), 5.280%,
                       8/15/1999                             24,000,000
     22,500,000        First Allmerica Financial
                       Life Insurance Co.,
                       5.488%, 11/3/1999                     22,500,000
     12,000,000        GE Life and Annuity
                       Assurance Co., 5.141%,
                       9/1/1999                              12,000,000
    122,500,000        General American Life
                       Insurance Co., 5.370%,
                       8/23/1999                            122,500,000
     30,000,000        Jackson National Life
                       Insurance Co., 5.108%,
                       10/1/1999                             30,000,000
     26,790,589   2, 3 Liquid Asset Backed
                       Securities Trust, Series
                       1997-3 Senior Notes,
                       (Guaranteed by AMBAC),
                       5.298%, 9/28/1999                     26,790,589
     25,000,000        Monumental Life Insurance
                       Co., 5.390%, 8/2/1999                 25,000,000
PRINCIPAL
AMOUNT                                                         VALUE
                       VARIABLE RATE INSTRUMENTS-
                       continued 4
                       INSURANCE-CONTINUED
  $  10,000,000        Security Life of Denver
                       Insurance Co., 5.371%,
                       10/28/1999                      $     10,000,000
     25,000,000        SunAmerica Life Insurance
                       Co., 5.280%, 8/2/1999                 25,000,000
     10,000,000        Transamerica Life
                       Insurance and Annuity Co.,
                       5.439%, 11/1/1999                     10,000,000
     44,000,000        Travelers Insurance
                       Company, 5.393%, 10/1/1999            44,000,000
                       TOTAL                                351,790,589
                       TOTAL VARIABLE RATE
                       INSTRUMENTS                          672,761,560
                       TIME DEPOSIT-3.7% 1
                       BANKING-3.7%
     35,000,000        Mellon Bank N.A.,
                       Pittsburgh, 5.125%,
                       8/2/1999                              35,000,000
     50,000,000        Toronto-Dominion Bank,
                       5.125%, 8/2/1999                      50,000,000
                       TOTAL TIME DEPOSIT                    85,000,000
                       REPURCHASE AGREEMENTS-7.6%
                       5
     75,000,000        Bank of America, 5.130%,
                       dated 7/30/1999, due
                       8/2/1999                              75,000,000
     91,000,000        Bear, Stearns and Co.,
                       5.130%, dated 7/30/1999,
                       due 8/2/1999                          91,000,000
     10,400,000        Societe Generale
                       Securities Corp., 5.070%,
                       dated 7/30/1999, due
                       8/2/1999                              10,400,000
                       TOTAL REPURCHASE
                       AGREEMENTS                           176,400,000
                       TOTAL INVESTMENTS (AT
                       AMORTIZED COST) 6                $ 2,315,245,752

1 Each issue shows the rate of discount at the time of purchase.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At July 31, 1999, these securities amounted to $123,559,569 which represents 5.3% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $116,559,569 which represents 5.02% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 Variable rate securities with current rate and next demand date.

5 The repurchase agreements are collateralized fully by U.S. Treasury and/or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,321,935,155) at July 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
FSA -Financial Security Assurance
LOC -Letter of Credit
MBIA -Municipal Bond Investors Assurance
PLC -Public Limited Company

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JULY 31, 1999

ASSETS:
Investments in repurchase
agreements                      $   176,400,000
Investments in securities         2,138,845,752
Total investments, at
amortized cost and value                            $ 2,315,245,752
Cash                                                        107,999
Income receivable                                        10,685,069
Receivable for shares sold                                  658,890
Prepaid expenses                                             11,430
TOTAL ASSETS                                          2,326,709,140
LIABILITIES:
Payable for shares
redeemed                                785,424
Income distribution
payable                               3,303,866
Accrued expenses                        684,695
TOTAL LIABILITIES                                         4,773,985
Net assets for
2,321,935,155 shares
outstanding                                         $ 2,321,935,155
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SERVICE
SHARES:
$1,623,815,802 /
1,623,815,802 shares
outstanding                                                   $1.00
CASH II SHARES:
$698,119,353 / 698,119,353
shares outstanding                                            $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JULY 31, 1999

INVESTMENT INCOME:
Interest                                                              $   127,767,373
EXPENSES:
Investment advisory fee                            $ 12,157,013
Administrative personnel
and services fee                                      1,833,278
Custodian fees                                          218,196
Transfer and dividend
disbursing agent fees and
expenses                                              1,014,761
Directors'/Trustees' fees                                17,340
Auditing fees                                            12,636
Legal fees                                               17,454
Portfolio accounting fees                               159,475
Distribution services fee-
Cash II Shares                                        1,795,634
Shareholder services fee-
Institutional Service
Shares                                                4,282,871
Shareholder services fee-
Cash II Shares                                        1,795,634
Share registration costs                                 95,243
Printing and postage                                    204,519
Insurance premiums                                      264,483
Miscellaneous                                            35,018
TOTAL EXPENSES                                       23,903,555
WAIVERS:
Waiver of investment
advisory fee                    $  (7,485,466)
Waiver of distribution
services fee-Cash II
Shares                              (624,881)
Waiver of shareholder
services fee-Institutional
Service Shares                      (119,920)
TOTAL WAIVERS                                        (8,230,267)
Net expenses                                                               15,673,288
Net investment income                                                 $   112,094,085

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

YEAR ENDED JULY 31                           1999                    1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $     112,094,085       $     116,261,385
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Institutional Service
Shares                                (79,840,623)            (79,466,314)
Cash II Shares                        (32,253,462)            (36,795,071)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                      (112,094,085)           (116,261,385)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             12,077,510,796          12,100,055,296
Net asset value of shares
issued to shareholders in
payment of distributions
declared                               82,501,229              83,205,547
Cost of shares redeemed           (12,275,892,919)        (11,849,693,675)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                         (115,880,894)            333,567,168
Change in net assets                 (115,880,894)            333,567,168
NET ASSETS:
Beginning of period                 2,437,816,049           2,104,248,881
End of period                   $   2,321,935,155       $   2,437,816,049

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JULY 31, 1999

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each illiquid restricted security held as of July 31, 1999 is as follows:

                             ACQUISITION    ACQUISITION
SECURITY                     DATE           COST
Bishop's Gate Residential
Mortgage Trust 1998-2,
Class A-1                    12/04/1998     $7,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. As of July 31, 1999, capital paid-in aggregated $2,321,935,155. Transactions in shares were as follows:

YEAR ENDED JULY 31                      1999               1998
INSTITUTIONAL SERVICE
SHARES:
Shares sold                    8,194,463,894      7,692,911,743
Shares issued to
shareholders in payment of
distributions declared            52,248,986         48,454,343
Shares redeemed               (8,356,958,182)    (7,386,286,934)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE
SHARE TRANSACTIONS              (110,245,302)       355,079,152

YEAR ENDED JULY 31                      1999               1998
CASH II SHARES:
Shares sold                    3,883,046,902      4,407,143,553
Shares issued to
shareholders in payment of
distributions declared            30,252,243         34,751,204
Shares redeemed               (3,918,934,737)    (4,463,406,741)
NET CHANGE RESULTING FROM
CASH II SHARE TRANSACTIONS        (5,635,592)       (21,511,984)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              (115,880,894)       333,567,168

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS

On May 19, 1999, the Trustees, upon the recommendation of the Audit Committee of the Board of Trustees, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Trust's independent auditors. AA's reports on the Trust's financial statements for the fiscal years ended July 31, 1998 and July 31, 1999, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended July 31, 1998 and July 31, 1999, (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Trust, by action of its Trustees, upon the recommendation of the Audit Committee of the Board, has engaged Deloitte & Touche LLP ("D&T") as the independent auditors to audit the Trust's financial statements for the fiscal year ending July 31, 2000. During the Trust's fiscal years ended July 31, 1998 and July 31, 1999, neither the Trust nor anyone on its behalf has consulted D&T on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph
(a)(1)(v) of said Item 304).

Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
AUTOMATED CASH MANAGEMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Automated Cash Management Trust (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the portfolio of investments, as of July 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Cash Management Trust (an investment portfolio of Money Market Obligations Trust) as of July 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts
September 24, 1999

[Graphic]
Federated
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

CASH II SHARES

PROSPECTUS


SEPTEMBER 30, 1999

A Statement of Additional Information (SAI), dated September 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and SemiAnnual Report to shareholders as they become available. To obtain the SAI, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

[Graphic]
Federated
Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N831

G00554-03-CII (9/99)

[Graphic]


PROSPECTUS

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES


A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of high quality fixed income securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


SEPTEMBER 30, 1999

CONTENTS


Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  6

What Do Shares Cost?  6

How is the Fund Sold?  7

How to Purchase Shares  7

How to Redeem Shares  9

Account and Share Information  11

Who Manages the Fund?  12

Last Meeting of Shareholders  13

Financial Information  15

Report of Independent Public Accountants  29


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests primarily in a portfolio of high quality fixed income securities, issued by banks, corporations, and the U.S. government, maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return for the six-month period from January 1, 1999 to June 30, 1999 was 2.24%.


Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 2.33% (quarter ended June 30, 1989). Its lowest quarterly return was 0.68% (quarter ended June 30, 1993).

AVERAGE ANNUAL TOTAL RETURN TABLE


The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

CALENDAR PERIOD   FUND
1 Year             5.13%
5 Years            4.97%
10 Years           5.40%

The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1998 was 4.72%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.


Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

AUTOMATED CASH MANAGEMENT TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Service Shares.

SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of
offering price)                                                                      None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers) 1
Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
Management Fee 2                                                                     0.50%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee 3                                                           0.25%
Other Expenses                                                                       0.16%
Total Annual Fund
Operating Expenses                                                                   0.91%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 1999.
Total Waivers of Fund Expenses 0.32%

Total Actual Annual Fund
Operating Expenses (after
waivers)                                                                             0.59%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate the voluntary waiver at any time. The management fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.19% for the fiscal year ended July 31, 1999. 3 The shareholder services provider has voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Services Shares (after voluntary waiver) was 0.24% for the fiscal year ended July 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year       $    93
3 Years      $   290
5 Years      $   504
10 Years     $ 1,120


What are the Fund's Investment Strategies?


The Fund invests primarily in a portfolio of high-quality fixed income securities, issued by banks, corporations and the U.S. government, maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.


The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized rating services.


The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper to achieve a limited barbell structure. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund invests.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS


Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.


INVESTMENT RATINGS


The Fund invests in money market instruments that are either rated in the two highest short-term rating categories or the three highest long-term rating categories by one or more nationally recognized statistical rating organizations or are of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.


Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

Credit risks include the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 5:00 p.m. (Eastern time), each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.


An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Service Shares and Cash II Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 5:00 p.m. Eastern Time. You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 5:00 p.m. Eastern Time. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY INVEST-BY-PHONE


Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.


BY DIRECT DEPOSIT

You may complete an application with Federated Shareholder Services Company to have your Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement and certain other retirement payments invested directly into the Fund. The application must be filed with Federated Shareholder Services Company before direct deposit may begin. Allow 60 to 90 days for the application to be processed.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $100.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL


Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND


BY TELEPHONE


You may redeem Shares by calling the Fund at

1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 5:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 5:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.


BY MAIL

You may redeem Shares by mailing a written request to the Fund.


Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:


Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


Last Meeting of Shareholders

A Special Meeting of the Fund's shareholders was held on August 11, 1999. On January 21, 1999, the record date for the shareholders voting at the meeting, there were 2,395,727,713 total outstanding shares. The following items were considered by shareholders and the results were as follows:

AGENDA ITEM 1

Elected Trustees: 1

                                            WITHHELD
                                            AUTHORITY
NAMES                       FOR             TO VOTE
John F. Cunningham          1,249,762,787   19,658,905
Charles F. Mansfield, Jr.   1,249,799,912   19,621,780
John S. Walsh               1,249,938,716   19,482,976

1 The following Trustees continued their terms: Thomas G. Bigley, John T. Conroy, Jr., John F. Donahue, Nicholas P. Constantakis, Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D., and Marjorie P. Smuts.

AGENDA ITEM 2

Ratified the selection of Arthur Andersen LLP as the Trust's independent auditors.

                            ABSTENTIONS
                            AND BROKER
FOR             AGAINST     NON-VOTES
1,246,621,621   7,177,855   15,622,215

AGENDA ITEM 3

Made changes to the Fund's fundamental investment policies:

(a) Amended the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.


                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,147,063,713   32,146,786   90,211,193


(b) Amended the Fund's fundamental investment policy regarding investing in real estate.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,147,178,749   32,804,247   89,438,696

(c) Amended the Fund's fundamental investment policy regarding investing in commodities.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,145,459,539   33,573,769   90,388,384

(d) Amended the Fund's fundamental investment policy regarding underwriting securities.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,148,366,933   29,175,764   91,878,995

(e) Amended the Fund's fundamental investment policy regarding lending assets.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,149,494,744   29,333,419   90,593,529

(f) Amended the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,146,936,811   30,370,585   92,114,296

(g) Amended, and made non-fundamental, the Fund's fundamental investment policy regarding pledging assets.


                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,145,006,273   32,205,435   92,209,984


(h) Amended, and made non-fundamental, the Fund's fundamental investment policy regarding buying on margin.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,145,015,663   33,513,320   92,892,709

(i) Amended, and made non-fundamental, the Fund's fundamental investment policy regarding the types of money market instruments that the Fund is permitted to purchase.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,148,497,695   29,125,262   91,798,735

(j) Amended, and made non-fundamental, the Fund's fundamental investment policy relating to investing in other investment companies.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,146,864,682   32,531,447   90,025,563

(k) Made non-fundamental the Fund's fundamental investment policy relating to investing in U.S. government securities.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,148,753,059   28,432,895   92,235,738

(l) Made non-fundamental the Fund's fundamental investment policy relating to purchasing bank instruments.


                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,151,237,431   28,118,226   90,066,035


(m) Made non-fundamental the Fund's fundamental investment policy relating to purchasing commercial paper.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,149,920,726   29,259,446   90,241,520

(n) Made non-fundamental the Fund's fundamental investment policy relating to engaging in repurchase agreement transactions.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,147,344,772   30,779,834   91,297,086

(o) Made non-fundamental the Fund's fundamental investment policy relating to engaging in when-issued and delayed delivery transactions.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,149,030,854   29,830,264   90,560,574

AGENDA ITEM 4

Eliminated certain of the Fund's fundamental investment policies:

(a) Removed the Fund's fundamental investment policy regarding selling securities short.


                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,137,810,819   40,642,756   90,968,117


(b) Removed the Fund's fundamental investment policy regarding investing for the purpose of exercising control.

                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,145,970,385   32,048,611   91,402,696


(c) Removed the Fund's fundamental investment policy regarding the purchase of securities of certain issuers.


                             ABSTENTIONS
                             AND BROKER
FOR             AGAINST      NON-VOTES
1,142,785,854   33,900,439   92,735,399


Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Arthur Andersen, LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 29.


THREE
                                                                                                        MONTHS

ENDED
                                                             YEAR ENDED JULY 31,                      JULY 31,
                                               1999          1998           1997           1996           1995 1
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00        $ 1.00         $ 1.00         $ 1.00         $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.05          0.05           0.05           0.05           0.01
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.05)        (0.05)         (0.05)         (0.05)         (0.01)
NET ASSET VALUE, END OF PERIOD               $ 1.00        $ 1.00         $ 1.00         $ 1.00         $ 1.00
TOTAL RETURN 2                                 4.76%         5.25%          5.09%          5.20%          1.42%

RATIOS TO AVERAGE NET ASSETS:
Expenses 3                                     0.91%         0.89%          0.91%          0.88%          0.97% 4
Net investment income 3                        4.34%         4.83%          4.64%          4.77%          5.20% 4
Expenses (after waivers)                       0.59%         0.59%          0.58%          0.57%          0.57% 4
Net investment income (after waivers)          4.66%         5.13%          4.97%          5.08%          5.60% 4
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)  $1,623,816    $1,734,061     $1,378,982     $1,274,419
$1,141,043

1 The Fund was reorganized into Money Market Obligations Trust effective July 30, 1994. The Fund changed its fiscal year-end from April 30, to July 31, effective October 27, 1994.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JULY 31, 1999

PRINCIPAL
AMOUNT                                                          VALUE
                       COMMERCIAL PAPER-37.5% 1
                       BANKING-9.0%
  $  25,000,000        Abbey Funding Corp.,
                       (Guaranteed by Abbey
                       National Bank PLC,
                       London), 4.865% - 4.950%,
                       11/26/1999 - 12/1/1999           $    24,591,821
     28,993,000        Fountain Square Commercial
                       Funding Corp., (Fifth
                       Third Bank, Cincinnati
                       Support Agreement), 5.120%
                       - 5.350%, 8/12/1999 -
                       12/29/1999                            28,759,160
     60,000,000        Park Avenue Receivables
                       Corp., 5.120%, 8/6/1999 -
                       8/17/1999                             59,906,133
     48,000,000        Three Rivers Funding
                       Corp., 5.120%, 8/10/1999 -
                       8/20/1999                             47,895,893
     47,200,000        Wood Street Funding Corp.,
                       4.940% - 5.110%, 8/13/1999
                       - 8/26/1999                           47,047,278
                       TOTAL                                208,200,285
                       FINANCE-AUTOMOTIVE-1.4%
     14,000,000        DaimlerChrysler North
                       America Holding Corp.,
                       4.840%, 8/13/1999                     13,977,413
     20,500,000        General Motors Acceptance
                       Corp., 5.250% - 5.370%,
                       1/26/2000 - 3/6/2000                  19,923,629
                       TOTAL                                 33,901,042
                       FINANCE-COMMERCIAL-19.9%
    115,000,000        Asset Securitization
                       Cooperative Corp., 5.110%,
                       8/25/1999                            114,608,233
     14,000,000        Beta Finance, Inc., 5.020%
                       - 5.520%, 8/3/1999 -
                       9/9/1999                              13,955,072
     25,000,000        Corporate Asset Funding
                       Co., Inc. (CAFCO), 4.970%,
                       8/5/1999                              24,986,195
     18,612,000        Falcon Asset
                       Securitization Corp.,
                       5.110% - 5.130%, 8/16/1999
                       - 8/23/1999                           18,568,658
     65,661,000        Greenwich Funding Corp.,
                       5.120% - 5.130%, 8/16/1999
                       - 9/9/1999                            65,447,243
     39,000,000        PREFCO-Preferred
                       Receivables Funding Co.,
                       4.940% - 5.120%, 8/3/1999 -
                       8/25/1999                             38,913,963
     23,328,000        Receivables Capital Corp.,
                       4.980% - 5.110%, 8/6/1999 -
                       8/23/1999                             23,303,774
    117,150,000        Sheffield Receivables
                       Corp., 5.120% - 5.140%,
                       8/9/1999 - 9/16/1999                 116,782,602
     45,500,000        Sigma Finance, Inc.,
                       5.110% - 5.550%, 8/16/1999
                       - 2/4/2000                            45,162,160
                       TOTAL                                461,727,900
                       FINANCE-RETAIL-2.9%
     18,000,000        Associates First Capital
                       B.V., (Guaranteed by
                       Associates First Capital
                       Corp.), 5.200% - 5.470%,
                       11/19/1999 - 1/24/2000                17,659,733
     50,000,000        New Center Asset Trust,
                       A1/P1 Series, 4.830% -
                       4.908%, 8/9/1999 -
                       8/12/1999                             49,940,296
                       TOTAL                                 67,600,029
PRINCIPAL
AMOUNT                                                         VALUE
                       COMMERCIAL PAPER-continued 1
                       INSURANCE-4.3%
  $  95,000,000        Aspen Funding Corp.,
                       (Insured by MBIA), 5.037% -
                       5.120%, 8/16/1999 -
                       8/25/1999                       $     94,701,700
      5,000,000        Marsh USA Inc., 5.520%,
                       1/28/2000                              4,862,000
                       TOTAL                                 99,563,700
                       TOTAL COMMERCIAL PAPER               870,992,956
                       SHORT-TERM NOTES-9.7%
                       BANKING-1.1%
     25,000,000        Abbey National Treasury
                       Services, PLC, 4.990%,
                       1/10/2000                             24,996,789
                       FINANCE-AUTOMOTIVE-2.9%
     10,456,760        Ford Credit Auto Owner
                       Trust 1999-B, Class A1,
                       4.978%, 1/18/2000                     10,456,760
     20,000,000        Ford Credit Auto Owner
                       Trust 1999-B, Class A2,
                       5.114%, 5/15/2000                     20,000,000
     15,000,000        Honda Auto Lease Trust
                       1999-A, Class A1, 5.445%,
                       8/15/2000                             15,000,000
      2,385,975        Honda Auto Receivables
                       1999-1 Owner Trust, Class
                       A-1, 4.974%, 2/15/2000                 2,385,976
     20,000,000        Toyota Auto Receivables
                       1999-A Owner Trust, Class
                       1, 5.365%, 8/11/2000                  20,000,000
                       TOTAL                                 67,842,736
                       FINANCE-COMMERCIAL-4.3%
    100,000,000        Beta Finance, Inc., 5.020%
                       - 5.520%, 1/20/2000 -
                       6/12/2000                             99,999,445
                       FINANCE-EQUIPMENT-1.3%
     10,000,000        Caterpillar Financial
                       Asset Trust 1999-A, Class
                       1, 5.365%, 7/25/2000                  10,000,000
         76,185        Copelco Capital Funding
                       Trust 1998-A, Class A-1,
                       5.680%, 8/15/1999                         76,185
     13,413,645        Green Tree Lease Finance
                       1998-1, LLC, Class A1,
                       5.201%, 1/20/2000                     13,413,645
      7,214,507        Navistar Financial 1999-A
                       Owner Trust, Class A-1,
                       5.003%, 6/15/2000                      7,214,507
        464,453        Newcourt Equipment Trust
                       Securities 1998-1, Class
                       A1, 5.007%, 11/20/1999                   464,488
                       TOTAL                                 31,168,825
                       INSURANCE-0.1%
      2,148,686        WFS Financial 1998-C Owner
                       Trust, Class A1, (Insured
                       by FSA),
                       5.395%, 11/20/1999                     2,148,686
                        TOTAL SHORT-TERM NOTES              226,156,481
                       CERTIFICATE OF DEPOSIT-
                       7.9%
                       BANKING-7.9%
      7,000,000        Bank of Montreal, 5.250%,
                       5/12/2000                              6,997,370
     20,000,000        Barclays Bank of Canada,
                       (Guaranteed by Barclays
                       Bank PLC, London),
                       5.016%, 1/13/2000                     19,997,385
     15,000,000        Bayerische Landesbank
                       Girozentrale, 5.150%,
                       3/21/2000                             14,996,784
PRINCIPAL
AMOUNT                                                          VALUE
                       CERTIFICATE OF DEPOSIT-
                       continued
                       BANKING-CONTINUED
  $  75,000,000        Canadian Imperial Bank of
                       Commerce, Toronto, 4.987%
                       - 5.340%,
                       1/27/2000 - 3/3/2000             $    74,985,632
      7,000,000        Canadian Imperial Bank of
                       Commerce, Toronto, 5.160%,
                       2/23/2000                              6,998,478
     10,000,000        Commerzbank AG, Frankfurt,
                       5.200%, 4/7/2000                       9,997,362
     20,000,000        Rabobank Nederland,
                       Utrecht, 5.180%, 3/20/2000            19,995,104
     15,000,000        Royal Bank of Canada,
                       Montreal, 5.275%, 3/9/2000            14,996,504
      5,000,000        Svenska Handelsbanken,
                       Stockholm, 5.180%,
                       3/20/2000                              4,999,082
     10,000,000        UBS AG, 4.939%, 1/13/2000             10,003,429
                       TOTAL CERTIFICATE OF
                       DEPOSIT                              183,967,130
                       LOAN PARTICIPATION-4.3%
                       BROKERAGE-2.1%
     50,000,000        Goldman Sachs Group, Inc.,
                       5.023%, 8/2/1999                      50,000,000
                       ELECTRICAL EQUIPMENT-0.6%
     13,000,000        Mt. Vernon Phenol Plant
                       Partnership, (Guaranteed
                       by General Electric Co.),
                       5.050%, 5/17/2000                     13,000,000
                       FINANCE - AUTOMOTIVE-0.5%
     12,000,000        General Motors Acceptance
                       Corp., Mortgage of PA,
                       (Guaranteed by General
                       Motors Acceptance Corp.),
                       5.220%, 8/2/1999                      12,000,000
                       FINANCE - EQUIPMENT-1.1%
     25,000,000        Pitney Bowes Credit Corp.,
                       5.204%, 8/10/1999                     24,967,625
                       TOTAL LOAN PARTICIPATION              99,967,625
                       VARIABLE RATE INSTRUMENTS-
                       29.0% 4
                       BANKING-6.6%
      6,000,000        Beverly California Corp.,
                       (PNC Bank, N.A. LOC),
                       5.163%, 8/2/1999                       6,000,000
      3,900,000        Development Authority of
                       Richmond Cty, GA, (PNC
                       Bank, N.A. LOC), 5.163%,
                       8/2/1999                               3,900,000
      9,775,000        Hannah Boulevard LP,
                       (Comerica Bank, Detroit,
                       MI LOC), 5.250%, 8/5/1999              9,775,000
      8,000,000        K-O-I Warehouse, Inc.;
                       Hamlet Auto Parts, Inc.;
                       Kentucky Motor Services,
                       Inc.; Mad River Auto Parts,
                       Inc.; Ezzel Parts
                       Exchange, Inc., (Series
                       1998), (Firstar Bank,
                       N.A., Cincinnati LOC),
                       5.230%, 8/5/1999                       8,000,000
     60,000,000   2, 3 Liquid Asset Backed
                       Securities Trust, Series
                       1996-3, (Westdeutsche
                       Landesbank Girozentrale
                       Swap Agreement), 5.200%,
                       8/16/1999                             60,000,000
     17,522,763   2, 3 Liquid Asset Backed
                       Securities Trust, Series
                       1997-1, (Westdeutsche
                       Landesbank Girozentrale
                       Swap Agreement), 5.180%,
                       8/16/1999                             17,522,763
      2,000,000        Manatee County, FL, CFI
                       Manufacturing, Inc.
                       Project (Series 1998),
                       (Huntington National Bank,
                       Columbus, OH LOC), 5.270%,
                       8/5/1999                               2,000,000
PRINCIPAL
AMOUNT                                                            VALUE
                       VARIABLE RATE INSTRUMENTS-
                       continued 4
                       BANKING-CONTINUED
  $  12,246,217   2, 3 Rabobank Optional
                       Redemption Trust, Series
                       1997-101, 5.310%,
                       10/17/1999                      $     12,246,217
      4,000,000        Rollins College, Series
                       1998, 5.200%, 8/4/1999                 4,000,000
     22,000,000        Societe Generale, Paris,
                       5.203%, 8/11/1999                     21,999,603
      2,631,000        Vista Funding Corp.,
                       Series 1996-A, (Bank One,
                       Ohio, N.A. LOC),
                       5.270%, 8/5/1999                       2,631,000
      5,250,000        Wendys of Las Vegas and San
                       Antonio, (Huntington
                       National Bank, Columbus,
                       OH LOC), 5.270%, 8/4/1999              5,250,000
                       TOTAL                                153,324,583
                       BROKERAGE-2.9%
     34,200,000        Morgan Stanley, Dean
                       Witter & Co., 5.320%,
                       8/1/1999                              34,200,000
     34,200,000        Morgan Stanley, Dean
                       Witter & Co., 5.370%,
                       8/1/1999                              34,200,000
                       TOTAL                                 68,400,000
                       ELECTRICAL EQUIPMENT-0.9%
     20,181,046        Northwest Airlines, Inc.,
                       (Guaranteed by General
                       Electric Co.), 5.163%,
                       8/2/1999                              20,181,046
                       FINANCE - AUTOMOTIVE-2.1%
     34,200,000        General Motors Acceptance
                       Corp., 5.320%, 8/1/1999               34,200,000
     15,000,000        General Motors Acceptance
                       Corp., Mortgage of PA,
                       (Guaranteed by General
                       Motors Acceptance Corp.),
                       5.359%, 10/1/1999                     14,865,342
                       TOTAL                                 49,065,342
                       FINANCE - COMMERCIAL-1.0%
     23,000,000        Sigma Finance, Inc.,
                       5.320%, 8/18/2000                     23,000,000
                       FINANCE - RETAIL-0.3%
      7,000,000      2 Bishop's Gate Residential
                       Mortgage Trust 1998-2,
                       Class A-1, 5.420%,
                       8/10/1999                              7,000,000
                       INSURANCE-15.2%
     24,000,000        Aspen Funding Corp.,
                       (Insured by MBIA), 5.280%,
                       8/15/1999                             24,000,000
     22,500,000        First Allmerica Financial
                       Life Insurance Co.,
                       5.488%, 11/3/1999                     22,500,000
     12,000,000        GE Life and Annuity
                       Assurance Co., 5.141%,
                       9/1/1999                              12,000,000
    122,500,000        General American Life
                       Insurance Co., 5.370%,
                       8/23/1999                            122,500,000
     30,000,000        Jackson National Life
                       Insurance Co., 5.108%,
                       10/1/1999                             30,000,000
     26,790,589   2, 3 Liquid Asset Backed
                       Securities Trust, Series
                       1997-3 Senior Notes,
                       (Guaranteed by AMBAC),
                       5.298%, 9/28/1999                     26,790,589
     25,000,000        Monumental Life Insurance
                       Co., 5.390%, 8/2/1999                 25,000,000
PRINCIPAL
AMOUNT                                                       VALUE
                       VARIABLE RATE INSTRUMENTS-
                       continued 4
                       INSURANCE-CONTINUED
  $  10,000,000        Security Life of Denver
                       Insurance Co., 5.371%,
                       10/28/1999                      $     10,000,000
     25,000,000        SunAmerica Life Insurance
                       Co., 5.280%, 8/2/1999                 25,000,000
     10,000,000        Transamerica Life
                       Insurance and Annuity Co.,
                       5.439%, 11/1/1999                     10,000,000
     44,000,000        Travelers Insurance
                       Company, 5.393%, 10/1/1999            44,000,000
                       TOTAL                                351,790,589
                       TOTAL VARIABLE RATE
                       INSTRUMENTS                          672,761,560
                       TIME DEPOSIT-3.7% 1
                       BANKING-3.7%
     35,000,000        Mellon Bank N.A.,
                       Pittsburgh, 5.125%,
                       8/2/1999                              35,000,000
     50,000,000        Toronto-Dominion Bank,
                       5.125%, 8/2/1999                      50,000,000
                       TOTAL TIME DEPOSIT                    85,000,000
                       REPURCHASE AGREEMENTS-7.6%
                       5
     75,000,000        Bank of America, 5.130%,
                       dated 7/30/1999, due
                       8/2/1999                              75,000,000
     91,000,000        Bear, Stearns and Co.,
                       5.130%, dated 7/30/1999,
                       due 8/2/1999                          91,000,000
     10,400,000        Societe Generale
                       Securities Corp., 5.070%,
                       dated 7/30/1999, due
                       8/2/1999                              10,400,000
                       TOTAL REPURCHASE
                       AGREEMENTS                           176,400,000
                       TOTAL INVESTMENTS (AT
                       AMORTIZED COST) 6                $ 2,315,245,752

1 Each issue shows the rate of discount at the time of purchase.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At July 31, 1999, these securities amounted to $123,559,569 which represents 5.3% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $116,559,569 which represents 5.02% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 Variable rate securities with current rate and next demand date.

5 The repurchase agreements are collateralized fully by U.S. Treasury and/or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,321,935,155) at July 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
FSA -Financial Security Assurance
LOC -Letter of Credit
MBIA -Municipal Bond Investors Assurance
PLC -Public Limited Company

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JULY 31, 1999

ASSETS:
Investments in repurchase
agreements                      $   176,400,000
Investments in securities         2,138,845,752
Total investments, at
amortized cost and value                            $ 2,315,245,752
Cash                                                        107,999
Income receivable                                        10,685,069
Receivable for shares sold                                  658,890
Prepaid expenses                                             11,430
TOTAL ASSETS                                          2,326,709,140
LIABILITIES:
Payable for shares
redeemed                                785,424
Income distribution
payable                               3,303,866
Accrued expenses                        684,695
TOTAL LIABILITIES                                         4,773,985
Net assets for
2,321,935,155 shares
outstanding                                         $ 2,321,935,155
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SERVICE
SHARES:
$1,623,815,802 /
1,623,815,802 shares
outstanding                                                   $1.00
CASH II SHARES:
$698,119,353 / 698,119,353
shares outstanding                                            $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JULY 31, 1999

INVESTMENT INCOME:
Interest                                                              $   127,767,373
EXPENSES:
Investment advisory fee                            $ 12,157,013
Administrative personnel
and services fee                                      1,833,278
Custodian fees                                          218,196
Transfer and dividend
disbursing agent fees and
expenses                                              1,014,761
Directors'/Trustees' fees                                17,340
Auditing fees                                            12,636
Legal fees                                               17,454
Portfolio accounting fees                               159,475
Distribution services fee-
Cash II Shares                                        1,795,634
Shareholder services fee-
Institutional Service
Shares                                                4,282,871
Shareholder services fee-
Cash II Shares                                        1,795,634
Share registration costs                                 95,243
Printing and postage                                    204,519
Insurance premiums                                      264,483
Miscellaneous                                            35,018
TOTAL EXPENSES                                       23,903,555
WAIVERS:
Waiver of investment
advisory fee                    $  (7,485,466)
Waiver of distribution
services fee-Cash II
Shares                              (624,881)
Waiver of shareholder
services fee-Institutional
Service Shares                      (119,920)
TOTAL WAIVERS                                        (8,230,267)
Net expenses                                                               15,673,288
Net investment income                                                 $   112,094,085

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

YEAR ENDED JULY 31                           1999                    1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $     112,094,085       $     116,261,385
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Institutional Service
Shares                                (79,840,623)            (79,466,314)
Cash II Shares                        (32,253,462)            (36,795,071)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                      (112,094,085)           (116,261,385)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             12,077,510,796          12,100,055,296
Net asset value of shares
issued to shareholders in
payment of distributions
declared                               82,501,229              83,205,547
Cost of shares redeemed           (12,275,892,919)        (11,849,693,675)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                         (115,880,894)            333,567,168
Change in net assets                 (115,880,894)            333,567,168
NET ASSETS:
Beginning of period                 2,437,816,049           2,104,248,881
End of period                   $   2,321,935,155       $   2,437,816,049

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JULY 31, 1999

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each illiquid restricted security held as of July 31, 1999 is as follows:

                             Acquisition    Acquisition
SECURITY                     Date           Cost
Bishop's Gate Residential
Mortgage Trust 1998-2,
Class A-1                    12/04/1998       $7,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. As of July 31, 1999, capital paid-in aggregated $2,321,935,155. Transactions in shares were as follows:

YEAR ENDED JULY 31                      1999               1998
INSTITUTIONAL SERVICE
SHARES:
Shares sold                    8,194,463,894      7,692,911,743
Shares issued to
shareholders in payment of
distributions declared            52,248,986         48,454,343
Shares redeemed               (8,356,958,182)    (7,386,286,934)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE
SHARE TRANSACTIONS              (110,245,302)       355,079,152

YEAR ENDED JULY 31                      1999               1998
CASH II SHARES:
Shares sold                    3,883,046,902      4,407,143,553
Shares issued to
shareholders in payment of
distributions declared            30,252,243         34,751,204
Shares redeemed               (3,918,934,737)    (4,463,406,741)
NET CHANGE RESULTING FROM
CASH II SHARE TRANSACTIONS        (5,635,592)       (21,511,984)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              (115,880,894)       333,567,168

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS

On May 19, 1999, the Trustees, upon the recommendation of the Audit Committee of the Board of Trustees, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Trust's independent auditors. AA's reports on the Trust's financial statements for the fiscal years ended July 31, 1998 and July 31, 1999, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended July 31, 1998, and July 31, 1999: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Trust, by action of its Trustees, upon the recommendation of the Audit Committee of the Board, has engaged Deloitte & Touche LLP ("D&T") as the independent auditors to audit the Trust's financial statements for the fiscal year ending July 31, 2000. During the Trust's fiscal years ended July 31, 1998 and July 31, 1999, neither the Trust nor anyone on its behalf has consulted D&T on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph
(a)(1)(v) of said Item 304.

Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

AUTOMATED CASH MANAGEMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Automated Cash Management Trust (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the portfolio of investments, as of July 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Cash Management Trust (an investment portfolio of Money Market Obligations Trust) as of July 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP
Boston, Massachusetts

September 24, 1999

[Graphic]
Federated
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES



SEPTEMBER 30, 1999

PROSPECTUS

A Statement of Additional Information (SAI), dated September 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and SemiAnnual Report to shareholders as they become available. To obtain the SAI, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.



[Graphic]
Federated
Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N864

G00554-01-SS (9/99)

[Graphic]


AUTOMATED GOVERNMENT MONEY TRUST

A Portfolio of Money Market Obligations Trust



A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

September 30, 1999

Contents
Risk/Return Summary                                 1
What are the Fund's Fees and Expenses?              3
What are the Fund's Investment Strategies?          4
What are the Principal Securities in Which the
                                        Fund Invests?          4
What are the Specific Risks of Investing in the Fund?          5
What Do Shares Cost?                                5
How is the Fund Sold?                               5
How to Purchase Shares                              5
How to Redeem Shares                                6
Account and Share Information                       8
Who Manages the Fund?                               9
Last Meeting of Shareholders                       10
Financial Information                              11
Independent Auditors' Report                       21

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis. The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value. The Fund's total return for the six month period from January 1, 1999 to June 30, 1999 was 2.12%. Within the period shown in the Chart, the Fund's highest quarterly return was 2.26% (quarter ended June 30, 1989). Its lowest quarterly return was 0.66% (quarter ended June 30, 1993). Average Annual Total Return Table The following table represents the Fund's Average Annual Total Returns, for the calendar periods ending December 31, 1998. Calendar Period Fund 1 Year 4.96% 5 Years 4.83% 10 Years 5.25%

The Fund's 7-Day Net Yield as of December 31, 1998 was 4.36%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield. Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE FUND'S FEES AND EXPENSES?

AUTOMATED GOVERNMENT MONEY TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Shareholder Fees Fees Paid Directly From Your Investment Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption None proceeds, as applicable) Maximum Sales Charge
(Load) Imposed on Reinvested Dividends (and other Distributions) (as a None percentage of offering price). Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

Annual Fund Operating Expenses (Before Waivers)1 Expenses That are Deducted From Fund Assets (as a percentage of average net assets) Management Fee2 0.50% Distribution (12b-1) Fee None Shareholder Services Fee3 0.25% Other Expenses 0.10% Total Annual Fund Operating Expenses 0.85% 1Although not contractually obligated to do so, the Adviser and Shareholder Services Provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July31, 1999.
Total Waivers of Fund Expenses 0.26% Total Actual Annual Operating Expenses (after waivers) 0.59% 2The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.25% for the fiscal year ended July31, 1999.
3The Shareholder Services Provider voluntarily waived a portion of the shareholder services fee. The Shareholder Services Provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.24% for the fiscal year ended July31, 1999.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Share's operating expenses are before waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year                                        $  87
3 Years                                       $ 271
5 Years                                       $ 471
10 Years                                      $1,049


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests at least 65% of its assets in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.
  The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:
n        current U.S. economic activity and the economic outlook;
n        current short-term interest rates;
n the Federal Reserve Board's policies regarding short-term interest rates; and n the potential effects of foreign economic activity on U.S. short-term interest rates. The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

U.S. TREASURY SECURITIES
U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  Repurchase agreements are subject to credit risks.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKs
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per share. The Fund does not charge a front- end sales charge. NAV is determined at 5:00 p.m. (Eastern time) each day the NYSE is open.
  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.
  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
n        Establish an account with the investment professional; and
n

Submit your purchase order to the investment professional before 5:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 5:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment. Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
n Establish your account with the Fund by submitting a completed New Account Form; and n Send your payment to the Fund by Federal Reserve wire or check. You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.
  An institution may establish an account and place an order by calling the Fund and you will become a shareholder after the Fund receives the order.

By Wire Send your wire to:
   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).
  Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS
You may establish an account with your financial institution to automatically purchase Shares on pre- determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

HOW TO REDEEM SHARES

You should redeem Shares:
n through an investment professional if you purchased Shares through an investment professional; or n directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.
  If you call before 5:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.
  If you call after 5:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail
You may redeem Shares by mailing a written request to the Fund.
  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.
  Send requests by mail to:
   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:
n Fund Name and Share class, account number and account registration; n amount to be redeemed; and n signatures of all shareholders exactly as registered. Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:
n        your redemption will be sent to an address other than the address of record;
n your redemption will be sent to an address of record that was changed within the last 30 days; or n a redemption is payable to someone other than the shareholder(s) of record. A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened: n an electronic transfer to your account at a financial institution that is an ACH member; or n wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
n        to allow your purchase to clear;
n        during periods of market volatility; or
n when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets. You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

Redemptions from retirement accounts
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

CHECKWRITING
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD
You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

account activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.
  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets
  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

Advisory Fees
The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date- related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.
  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.
  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.
  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.
  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

LAST MEETING OF SHAREHOLDERS

A Special Meeting of the Fund's shareholders was held on March 22, 1999. On January 21, 1999, the record date for the shareholders voting at the meeting, there were 2,295,420,900 total outstanding shares. The following items were considered by shareholders and the results were as follows:

Agenda Item 1
Elected Trustees:1
Names                        For          Withheld
                                          Authority
                                          to Vote
Thomas G. Bigley             1,232,810,2136,849,766
John T. Conroy, Jr.          1,232,810,2136,849,766
Nicholas P. Constantakis     1,232,810,2136,849,766
John F. Cunningham           1,232,810,2136,849,766
J. Christopher Donahue       1,232,810,2136,849,766
Peter E. Madden              1,232,810,2136,849,766
Charles F. Mansfield, Jr.    1,232,810,2136,849,766
John. E. Murray, Jr.,        1,232,810,2136,849,766
J.D., S.J.D.
John S. Walsh                1,232,810,2136,849,766

1  The following Trustees continued their terms: John F. Donahue,
Lawrence D. Ellis, M.D., and Marjorie P. Smuts.

Agenda Item 2
Ratified the selection of Deloitte & Touche LLP as the Fund's independent auditors.
For                          Against   Abstentions
                                       and Broker
                                       Non-Votes
1,227,141,512                8,826,869 3,691,598


Agenda Item 3
Made changes to the Fund's fundamental investment policies:
  (a) Approved making non-fundamental, and amending, the Fund's fundamental investment policy regarding maturity of money market instruments.
For                          Against   Abstentions
                                       and Broker
                                       Non-Votes
1,081,370,461                12,684,420145,605,098

(b) Amended the Fund's fundamental investment policy regarding acceptable investments to permit investments in the securities of other investment companies.
For                          Against   Abstentions
                                       and Broker
                                       Non-Votes
1,076,005,937                18,113,721145,540,321

(c) Amended the Fund's fundamental investment policy regarding borrowing to permit the purchase of securities while borrowings are outstanding.
For                          Against   Abstentions
                                       and Broker
                                       Non-Votes
1,003,280,008                12,026,974208,436,392


Agenda Item 4
Approved an amendment and restatement to the Fund's Declaration of Trust to require the approval by a "1940 Act" majority of the outstanding voting shares in the event of the sale or conveyance of the assets of the Fund to another trust or corporation.
For                          Against   Abstentions
                                       and Broker
                                       Non-Votes
1,124,592,634                12,026,974103,040,371


Agenda Item 5 Approved a proposed Agreement and Plan of Reorganization between the Fund and Money Market Obligations Trust, on behalf of its series, Automated Government Money Trust (the "New Fund"), whereby the New Fund would acquire all of the assets of the Fund in exchange for shares of the New Fund to be distributed pro rata by the Fund to its shareholders in complete liquidation and termination of the Fund.

For                          Against   Abstentions
                                       and Broker
                                       Non-Votes
1,123,156,835                10,385,85114,927,576


FINANCIAL INFORMATION

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
  This information has been audited by Deloitte & Touche LLP whose report, along with the Fund's audited financial statements, is included in this prospectus. The semi-annual report, dated January 31, 1999, which contains unaudited financial statements, is incorporated by reference into this prospectus.

AUTOMATED GOVERNMENT MONEY TRUST

A Portfolio of Money Market Obligations Trust



sEPTEMBER 30, 1999

A Statement of Additional Information (SAI) dated September 30, 1999 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and SemiAnnual Report to shareholders as it becomes available. To obtain the SAI, the Semi-Annual Report and other information without charge, and make inquiries call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public
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Investment Company Act File No. 811-5950
Cusip 60934N815

8082201A (9/99)



PROSPECTUS
Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust



A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing only in a portfolio U.S. Treasury securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEPTEMBER 30, 1999



CONTENTS



Risk/Return Summary   1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  5

How to Redeem Shares  7

Account and Share Information  8

Who Manages the Fund?  9

Last Meeting of Shareholders  10

Financial Information  12

Report of Ernst & Young LLP, Independent Auditors  22



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic]



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return for the six-month period from January 1, 1999 to June 30, 1999 was 2.19%.

Within the period shown in the Chart, the Fund's highest quarterly return was 2.29% (quarter ended June 30, 1989). Its lowest quarterly return was 0.68% (quarter ended June 30, 1993).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1998.



CALENDAR PERIOD   FUND
1 Year            5.11%
5 Years           4.97%
10 Years          5.37%


The Fund's 7-Day Net Yield as of December 31, 1998 was 4.49%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?



TRUST FOR U.S. TREASURY OBLIGATIONS

FEES AND EXPENSES



This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                 None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                     None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of
offering price)                                                                        None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                               None
Exchange Fee                                                                           None

ANNUAL FUND OPERATING EXPENSES Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee 1                                                                      0.40%
Distribution (12b-1) Fee                                                               None
Shareholder Services Fee 1                                                            0.25%
Other Expenses                                                                        0.10%
Total Annual Fund
Operating Expenses                                                                    0.75%
Total Waiver of Fund
Expenses                                                                              0.30%
Total Actual Annual
Operating Expenses (after
waivers)                                                                              0.45%
1 Pursuant to the investment advisory contract, portions of the Management Fee and the Shareholder Services Fee were waived. After these waivers, for the fiscal year ended July 31, 1999, the Management Fee paid by the Fund was 0.30% and the
Shareholder Services Fee was 0.05%. Shareholders must approve any change to the advisory contract's waiver provision.




EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's maximum allowable operating expenses as shown in the table remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year       $  46
3 Years      $ 144
5 Years      $ 252
10 Years     $ 567




What are the Fund's Investment Strategies?



The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

* current U.S. economic activity and the economic outlook;

* current short-term interest rates;

* The Federal Reserve Board's policies regarding short-term interest rates; and

* the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.



What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. The U.S. Treasury must repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS



Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain the same.



Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISKS



Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to banks, fiduciaries, custodians of public funds, or similar institutional investors, and individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL



* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and you will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number or Group Number



Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK



Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:



Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS



You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.



BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the approriate sections of the New Account Form.



How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.



BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:



* Fund name and share class, account number and account registration;



* amount to be redeemed; and



* signatures of all shareholders exactly as registered.



Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;



* your redemption will be sent to an address of record that was changed within the last 30 days; or



* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in one Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets



Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?



The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets Under the investment advisory contract, which is subject to annual review by the Fund's Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the fund and its Shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets.



YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.



While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.



Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Last Meeting of Shareholders

A Special Meeting of the Fund's shareholders was held on March 22, 1999. On January 21, 1999, the record date for the shareholders voting at the meeting, there were 1,663,472,194 total outstanding shares. The following items were considered by shareholders and the results were as follows:

AGENDA ITEM 1

Elected Trustees: 1



                                                 WITHHELD
                                                AUTHORITY
NAMES                               FOR           TO VOTE
Thomas G Bigley                     864,767,307   596,845
John T.  Conroy, Jr.                864,767,307   596,845
John F. Cunningham                  864,864,454   499,698
Peter E. Madden                     864,864,454   499,698
Charles F. Mansfield, Jr.           864,864,454   499,698
John E. Murray, Jr., J.D., S.J.D.   864,864,454   499,698
John S. Walsh                       864,864,454   499,698


1 The following Trustees continued their terms: John F. Donahue, Nicholas
P. Constantakis, J. Christopher Donahue, Lawrence D. Ellis, M.D., and Marjorie P. Smuts.

AGENDA ITEM 2

Ratified the selection of Arthur Andersen LLP as the Fund's independent auditors:



                      ABSTENTIONS
                       AND BROKER
FOR           AGAINST   NON-VOTES
864,728,478   59        635,614


AGENDA ITEM 3

Made changes to the Fund's fundamental investment policies:

(a) Approved making non-fundamental, and amending, the Fund's fundamental investment policy regarding maturity of money market instruments.



                         ABSTENTIONS
                          AND BROKER
FOR           AGAINST      NON-VOTES
838,837,129   24,460,753   2,066,269


(b) Approved amending in the Fund's fundamental investment policy regarding borrowing to permit the purchase of securities while borrowing are outstanding.



                         ABSTENTIONS
                          AND BROKER
FOR           AGAINST      NON-VOTES
809,295,084   52,498,092   3,570,975


(c) Approved amending the Fund's fundamental investment policy regarding pledging securities to permit the Fund to pledge assets to secure permitted borrowings.



                         ABSTENTIONS
                          AND BROKER
FOR           AGAINST      NON-VOTES
824,498,376   37,288,226   3,577,549


AGENDA ITEM 4

Approved eliminating the Fund's fundamental investment policy regarding the average maturity of securities in the Fund's portfolio:



                         ABSTENTIONS
                          AND BROKER
FOR           AGAINST      NON-VOTES
838,533,522   20,410,463   6,420,165


AGENDA ITEM 5

Approved a clarifying amendment to the Fund's Investment Advisory Agreement to exclude Rule 12b-1 fees and shareholder service fees from the expense cap:



                         ABSTENTIONS
                          AND BROKER
FOR           AGAINST      NON-VOTES
836,603,452   26,553,196   2,207,503


AGENDA ITEM 6

Approved an amendment and restatement to the Fund's Declaration of Trust to require the approval by a "1940 Act" majority of shareholders in the event of the sale or conveyance of the assets of the Fund to another trust or corporation:



                         ABSTENTIONS
                          AND BROKER
FOR           AGAINST      NON-VOTES
842,675,160   20,557,387   2,131,604


AGENDA ITEM 7

Approved a proposed Agreement and Plan of Reorganization between Trust for U.S. Treasury Obligations (the "Old Fund") and Money Market Obligations Trust, on behalf of its series, Trust for U.S. Treasury Obligations (the "Fund"), whereby the Fund would acquire all of the assets of the Old Fund in exchange for shares of the Fund to be distributed pro rata by the Old Fund to its shareholders complete liquidation and termination of the Old Fund:



                         ABSTENTIONS
                          AND BROKER
FOR           AGAINST      NON-VOTES
841,961,878   20,925,207   2,477,066




Financial Information

FINANCIAL HIGHLIGHTS



The following Financial Highlights will help you understand the Fund's financial performance from October 1, 1998 to July 31, 1999, the new fiscal year end, and the past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                               PERIOD
                                                ENDED
                                              JULY 31,                      YEAR ENDED SEPTEMBER 30,
                                                1999 1            1998         1997         1996           1995          1994
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00           $ 1.00       $ 1.00       $ 1.00         $ 1.00        $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.04             0.05         0.05         0.05           0.05          0.03
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.04)           (0.05)       (0.05)       (0.05)         (0.05)        (0.03)
NET ASSET VALUE, END OF PERIOD                 $ 1.00           $ 1.00       $ 1.00       $ 1.00         $ 1.00        $ 1.00
TOTAL RETURN 2                                   3.76%            5.28%        5.16%        5.18%          5.45%         3.31%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                         0.45% 3          0.45%        0.45%        0.45%          0.45%         0.45%
Net investment income                            4.45% 3          5.17%        5.04%        5.06%          5.28%         3.21%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $1,465,381       $2,358,709   $1,797,163   $2,660,939     $3,031,247    $4,651,657


1 The Fund has changed its fiscal year-end from September 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.



See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JULY 31, 1999





PRINCIPAL
AMOUNT                                                       VALUE
                  SHORT-TERM U.S. GOVERNMENT
                  OBLIGATIONS--23.3%
                  U.S. TREASURY BILL--0.3%
  $   4,500,000 1 United States Treasury
                  Bill, 4.470%, 3/30/2000          $     4,364,783
                  U.S. TREASURY NOTES--23.0%
    336,000,000   United States Treasury
                  Notes, 5.375% - 7.750%,
                  8/31/1999 - 7/31/2000                337,148,993
                  TOTAL SHORT-TERM
                  U.S. GOVERNMENT
                  OBLIGATIONS                          341,513,776
                  REPURCHASE AGREEMENTS--
                  76.4% 2
     70,000,000   ABN AMRO Chicago Corp.,
                  5.070%, dated 7/30/1999,
                  due 8/2/1999                          70,000,000
     50,000,000   Bank of New York, New York,
                  5.070%, dated 7/30/1999,
                  due 8/2/1999                          50,000,000
    120,000,000   Barclays de Zoete Wedd
                  Securities, Inc., 5.080%,
                  dated 7/30/1999, due
                  8/2/1999                             120,000,000
     50,000,000   Bear, Stearns and Co.,
                  5.090%, dated 7/30/1999,
                  due 8/2/1999                          50,000,000
     70,000,000   CIBC Wood Gundy Securities
                  Corp., 5.060%, dated
                  7/30/1999, due 8/2/1999               70,000,000
     15,000,000 3 Credit Suisse First
                  Boston, Inc., 4.830%,
                  dated 6/1/1999, due
                  8/30/1999                             15,000,000
      5,100,000   Deutsche Bank Government
                  Securities, Inc., 5.080%,
                  dated 7/30/1999,
                  due 8/2/1999                           5,100,000
     70,000,000   Donaldson, Lufkin and
                  Jenrette Securities Corp.,
                  5.060%, dated 7/30/1999,
                  due 8/2/1999                          70,000,000
     70,000,000   First Union Capital
                  Markets, 5.070%, dated
                  7/30/1999, due 8/2/1999               70,000,000
     70,000,000   Goldman Sachs Group, LP,
                  5.060%, dated 7/30/1999,
                  due 8/2/1999                          70,000,000
     35,000,000 3 Merrill Lynch, Pierce,
                  Fenner, and Smith, 4.760%,
                  dated 5/12/1999, due
                  8/10/1999                             35,000,000
     15,000,000 3 Merrill Lynch Pierce,
                  Fenner, and Smith, 4.900%,
                  dated 5/28/1999, due
                  8/30/1999                             15,000,000
     60,000,000 3 Morgan Stanley Group,
                  Inc., 4.960%, dated
                  7/26/1999, due 8/25/1999              60,000,000
     70,000,000   Paribas Corp., 5.080%,
                  dated 7/30/1999, due
                  8/2/1999                              70,000,000
     70,000,000   Salomon Smith Barney
                  Holdings, Inc., 5.080%,
                  dated 7/30/1999, due
                  8/2/1999                              70,000,000
     70,000,000   Societe Generale, New
                  York, 5.070%, dated
                  7/30/1999, due 8/2/1999               70,000,000
     70,000,000   Toronto Dominion
                  Securities (USA), Inc.,
                  5.070%, dated 7/30/1999,
                  due 8/2/1999                          70,000,000
     70,000,000   Warburg Dillon Reed LLC,
                  5.080%, dated 7/30/1999,
                  due 8/2/1999                          70,000,000
     70,000,000   Westdeutsche Landesbank
                  Girozentrale, 5.070%,
                  dated 7/30/1999, due
                  8/2/1999                              70,000,000
                  TOTAL REPURCHASE
                  AGREEMENTS                         1,120,100,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 4                $ 1,461,613,776


1 The issue shows the rate of discount at time of purchase.

2 The repurchase agreements are collateralized fully by U.S. Treasury obligations based on market prices at the date of the portfolio.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.



Note: The categories of investments are shown as a percentage of net assets ($1,465,381,021) at July 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JULY 31, 1999





ASSETS:
Investments in repurchase
agreements                     $ 1,120,100,000
Investments in securities          341,513,776
Total investments in
securities, at amortized
cost and value                                     $ 1,461,613,776
Cash                                                       526,099
Income receivable                                        8,289,145
Receivable for shares sold                                 515,790
TOTAL ASSETS                                         1,470,944,810
LIABILITIES:
Payable for shares
redeemed                                11,600
Income distribution
payable                              5,068,475
Payable for advisory fee               387,724
Accrued expenses                        95,990
TOTAL LIABILITIES                                        5,563,789
Net assets for
1,465,381,021 shares
outstanding                                        $ 1,465,381,021
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$1,465,381,021 /
1,465,381,021 shares
outstanding                                                  $1.00




See Notes which are an integral part of the Financial Statements

Statement of Operations

PERIOD ENDED JULY 31, 1999 1




INVESTMENT INCOME:
Interest                                                             $ 73,386,400
EXPENSES:
Investment advisory fee                           $  6,001,262
Administrative personnel
and services fee                                     1,131,238
Custodian fees                                         122,059
Transfer and dividend
disbursing agent fees and
expenses                                                12,486
Trustees' fees                                          19,425
Auditing fees                                           13,135
Legal fees                                              15,354
Portfolio accounting fees                              117,604
Shareholder services fee                             3,750,789
Share registration costs                                19,443
Printing and postage                                    63,279
Insurance premiums                                       5,851
Miscellaneous                                           22,600
TOTAL EXPENSES                                      11,294,525
WAIVERS:
Waiver of investment
advisory fee                   $  (1,523,031)
Waiver of shareholder
services fee                      (3,000,631)
TOTAL WAIVERS                                       (4,523,662)
Net expenses                                                            6,770,863
Net investment income                                                $ 66,615,537


1 The Fund has changed its fiscal year-end from September 30 to July 31.



See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets





                                         PERIOD
                                          ENDED
                                       JULY 31,                YEAR  ENDED  SEPTEMBER 30,
                                           1999 1               1998                   1997
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $     66,615,537       $   98,226,845       $   122,829,265
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                    (66,615,537)         (98,226,845)         (122,829,265)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             6,150,124,739         8,814,750,379       10,154,245,628
Net asset value of shares
issued to shareholders in
payment of distributions
declared                               7,041,055            11,702,911           13,230,871
Cost of shares redeemed           (7,050,493,479)       (8,264,907,672)     (11,031,251,972)
CHANGE IN NET ASSETS
RESULTING FROM
SHARE TRANSACTIONS                  (893,327,685)          561,545,618         (863,775,473)
Change in net assets                (893,327,685)          561,545,618         (863,775,473)
NET ASSETS:
Beginning of period                2,358,708,706         1,797,163,088        2,660,938,561
End of period                   $  1,465,381,021      $  2,358,708,706      $ 1,797,163,088


1 The Fund has changed its fiscal year-end from September 30 to July 31.



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements



JULY 31, 1999

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a open-end, management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of the Trust for U.S. Treasury Obligations (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

CHANGE IN FISCAL YEAR

The Fund has changed its fiscal year-end from September 30 to July 31.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 1999, capital paid-in aggregated $1,465,381,021. Transactions in shares were as follows:



                                      PERIOD
                                       ENDED
                                    JULY 31,               YEAR ENDED SEPTEMBER 30,
                                        1999 1             1998                1997
Shares sold                    6,150,124,739      8,814,750,379      10,154,245,628
Shares issued to
shareholders in payment of
distributions declared             7,041,055         11,702,911          13,230,871
Shares redeemed               (7,050,493,479     (8,264,907,672)    (11,031,251,972)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              (893,327,685)       561,545,618        (863,775,473)


1 The Fund has changed its fiscal year-end from September 30 to July 31.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive to the extent of its advisory fee, the amount, if any, by which the Fund's aggregate annual operating expenses, exceed 0.45% of its average daily net assets of the Fund.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS

On May 19, 1999, the Fund's Board of Trustees, upon the recommendation of the Audit Committee of the Board of Trustees, requested and subsequently accepted the resignation of Arthur Anderson LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended September 30, 1997 and September 30, 1998, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 1997 and September 30, 1998, (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee of the Board, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ending July 31, 1999. During the Fund's fiscal years ended September 30, 1997 and September 30, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements of (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph
(a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

MONEY MARKET OBLIGATIONS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the Trust for U.S. Treasury Obligations (one of the portfolios constituting Money Market Obligations Trust) as of July 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from October 1, 1998 to July 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations for the year ended September 30, 1998, statement of changes in net assets for each of the two years in the period ended September 30, 1998 and the financial highlights for each of the five years in the period then ended were audited by other auditors whose report dated November 20, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust for U.S. Treasury Obligations of the Money Market Obligations Trust at July 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the period from October 1, 1998 to July 31, 1999, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

September 17, 1999



 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS



Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

SEPTEMBER 30, 1999

A Statement of Additional Information (SAI), dated September 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and SemiAnnual Report to shareholders as they become available. To obtain the SAI, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by mail at pulicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 2054-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated
 Trust for U.S. Treasury Obligations
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N799



8110114A (9/99)



 [Graphic]



STATEMENT OF ADDITIONAL INFORMATION

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

CASH II SHARES

INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Cash II Shares and Institutional Service Shares (Fund), dated September 30, 1999.


Obtain the prospectus without charge by calling 1-800-341-7400.


SEPTEMBER 30, 1999


[Graphic]
Federated
World-Class Investment Manager
Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

G00554-02 (9/99)


[Graphic]

CONTENTS


How is the Fund Organized?  1

Securities in Which the Fund Invests  1

How is the Fund Sold?  6

Subaccounting Services  7

Redemption in Kind  7

Massachusetts Partnership Law  7

Account and Share Information  7

Tax Information  7

Who Manages and Provides Services to the Fund?  8

How Does the Fund Measure Performance?  11

Who is Federated Investors, Inc.?  12

Addresses  14


How is the Fund Organized?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities.


The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Cash II Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Funds' investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).


Securities in Which the Fund Invests


The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.


COMMERCIAL PAPER


Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


Commercial paper investments will be limited to commercial paper rate A-1 by Standard & Poor's Corporation, Prime-1 by Moody's investors Services, Inc., or F-1 by Fitch Investors Service, and unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper."

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

ASSET BACKED SECURITIES


Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may have prepayment risks.

ZERO COUPON SECURITIES


Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.


The Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation or the Savings Association Insurance Fund which is administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and Eurodollar Time Deposits.

INSURANCE CONTRACTS

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.


Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.


SPECIAL TRANSACTIONS


SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.


DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting transaction or terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies will be limited to shares of money market funds affiliated with the Fund's investment adviser.

INVESTMENT RATINGS


A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.


LEVERAGE RISKS


Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


RISKS OF FOREIGN INVESTING


Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.


PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (which the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payments of principal may be comprised of scheduled principal payments as well as unscheduled payments from the from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENT INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is stability of principal and current income consistent with stability of principal. The Fund invests in high quality money market instruments which include, but are not limited to, instruments of domestic and foreign banks and savings and loans, commercial paper, marketable obligations and repurchase agreements. The Fund invests only in instruments dominated and payable in U.S. dollars. The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold through or with the assistance of an issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Therefore, the Fund's investment adviser considers the legally restricted but quite saleable
Section 4(2) paper to be liquid. The investment objective may not be changed by the Fund's Trustees without shareholder approval.


INVESTMENT LIMITATIONS


ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.


UNDERWRITING


The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


CONCENTRATION OF INVESTMENTS


The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

INVESTING IN RESTRICTED AND ILLIQUID SECURITIES


The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

In applying the concentration limitation, (1) utility companies will be divided according to their services, for example, gas, gas, transmissions, electric and telephone will each be considered a separate industry; (2) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (3) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the Securities and Exchange Commission (SEC) that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of nun-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation. The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule") which regulates money market funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES


The Board have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (CASH II SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of September 10, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of the Fund's outstanding Institutional Service Shares: FBS Investment Services Inc., Minneapolis, MN owned approximately 364,294,025 (19.32%) shares, Stephens, Inc., Little Rock, AR owned approximately 133,036,193 (7.05%) shares, and Fiduciary Trust Company International, New York, NY owned approximately 123,472,796 (6.54%) shares.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 14 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of September 10, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

NAME                                                                               TOTAL
BIRTH DATE                                                          AGGREGATE      COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST
POSITION WITH TRUST                  FOR PAST FIVE YEARS            FROM TRUST     AND FUND COMPLEX
JOHN F. DONAHUE*#+                   Chief Executive Officer                  $0   $0 for the Trust and
Birth Date: July 28, 1924            and Director or Trustee of                    54 other investment
Federated Investors Tower            the Federated Fund                            companies in the
1001 Liberty Avenue                  Complex; Chairman and                         Fund Complex
Pittsburgh, PA                       Director, Federated
CHAIRMAN AND TRUSTEE                 Investors, Inc.; Chairman
                                     and Trustee, Federated Investment
                                     Management Company; Chairman and Director,
                                     Federated Investment Counseling, and
                                     Federated Global Investment Management
                                     Corp.; Chairman, Passport Research, Ltd.
THOMAS G. BIGLEY                     Director or Trustee of           $31,152.11   $113,860.22 for the
Birth Date: February 3, 1934         the Federated Fund                            Trust and 54 other
15 Old Timber Trail                  Complex; Director, Member                     investment companies
Pittsburgh, PA                       of Executive Committee,                       in the Fund Complex
TRUSTEE                              Children's Hospital of
                                     Pittsburgh; Director,
                                     Robroy Industries, Inc.
                                     (coated steel conduits/
                                     computer storage
                                     equipment); formerly:
                                     Senior Partner, Ernst &
                                     Young LLP; Director, MED
                                     3000 Group, Inc.
                                     (physician practice
                                     management); Director,
                                     Member of Executive
                                     Committee, University of
                                     Pittsburgh.
JOHN T. CONROY, JR.                  Director or Trustee of the       $35,704.20   $125,264.48 for the
Birth Date: June 23, 1937            Federated Fund Complex;                       Trust and 54 other
Wood/Commercial Dept.                President, Investment                         investment companies
John R. Wood Associates, Inc         Properties Corporation;                       in the Fund Complex
3255 Tamiami Trail North             Senior Vice President,
Naples, FL                           John R. Wood and
TRUSTEE                              Associates, Inc.,
                                     Realtors; Partner or
                                     Trustee in private real
                                     estate ventures in
                                     Southwest Florida;
                                     formerly: President,
                                     Naples Property
                                     Management, Inc. and
                                     Northgate Village
                                     Development Corporation.
JOHN F. CUNNINGHAM++                 Director or Trustee of some      $11,917.34   $0 for the Trust and
Birth Date: March 5, 1943            of the Federated Fund                         46 other investment
353 El Brillo Way                    Complex; Chairman,                            companies in the
Palm Beach, FL                       President and Chief                           Fund Complex
TRUSTEE                              Executive Officer,
                                     Cunningham & Co., Inc.
                                     (strategic business
                                     consulting); Trustee
                                     Associate, Boston College;
                                     Director, Iperia Corp.
                                     (communications/
                                     software); formerly:
                                     Director, Redgate
                                     Communications; Director,
                                     EMC Corporation (computer
                                     storage systems).
                                     Previous Positions:
                                     Chairman of the Board and
                                     Chief Executive Officer,
                                     Computer Consoles, Inc.;
                                     President and Chief
                                     Operating Officer, Wang
                                     Laboratories; Director,
                                     First National Bank of
                                     Boston; Director, Apollo
                                     Computer, Inc.
LAWRENCE D. ELLIS, M.D.*             Director or Trustee of the       $32,453.74   $113,860.22 for the
Birth Date: October 11, 1932         Federated Fund Complex;                       Trust and 54 other
3471 Fifth Avenue                    Professor of Medicine,                        investment companies
Suite 1111                           University of Pittsburgh;                     in the Fund Complex
Pittsburgh, PA                       Medical Director,
TRUSTEE                              University of Pittsburgh
                                     Medical Center - Downtown; Hematologist,
                                     Oncologist, and Internist, University of
                                     Pittsburgh Medical Center; Member, National
                                     Board of Trustees, Leukemia Society of
                                     America.
PETER E. MADDEN                      Director or Trustee of the       $29,513.42   $113,860.22 for the
Birth Date: March 16, 1942           Federated Fund Complex;                       Trust and 54 other
One Royal Palm Way                   formerly: Representative,                     investment companies
100 Royal Palm Way                   Commonwealth of                               in the Fund Complex
Palm Beach, FL                       Massachusetts General
TRUSTEE                              Court; President, State
                                     Street Bank and Trust
                                     Company and State Street
                                     Corporation.
                                     Previous Positions:
                                     Director, VISA USA and VISA
                                     International; Chairman
                                     and Director,
                                     Massachusetts Bankers
                                     Association; Director,
                                     Depository Trust
                                     Corporation; Director, The
                                     Boston Stock Exchange.
CHARLES F. MANSFIELD, JR.++          Director or Trustee of some      $11,917.34   $0 for the Trust and
Birth Date: April 10, 1945           of the Federated Fund                         50 other investment
80 South Road                        Complex;                                      companies in the
Westhampton Beach, NY                Management Consultant.                        Fund Complex
TRUSTEE                              Previous Positions: Chief
                                     Executive Officer, PBTC International Bank;
                                     Partner, Arthur Young & Company (now Ernst
                                     & Young LLP); Chief Financial Officer of
                                     Retail Banking Sector, Chase Manhattan
                                     Bank; Senior Vice President, Marine Midland
                                     Bank; Vice President, Citibank; Assistant
                                     Professor of Banking and Finance, Frank G.
                                     Zarb School of Business, Hofstra
                                     University.

NAME                                                                               TOTAL
BIRTH DATE                                                          AGGREGATE      COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST
POSITION WITH TRUST                  FOR PAST FIVE YEARS            FROM TRUST     AND FUND COMPLEX
JOHN E. MURRAY, JR., J.D., S.J.D.#   Director or Trustee of           $29,822.54   $113,860.22 for the
Birth Date: December 20, 1932        the Federated Fund                            Trust and 54 other
President, Duquesne University       Complex; President, Law                       investment companies
Pittsburgh, PA                       Professor, Duquesne                           in the Fund Complex
TRUSTEE                              University; Consulting
                                     Partner, Mollica & Murray;
                                     Director, Michael Baker
                                     Corp. (engineering,
                                     construction, operations,
                                     and technical services).
                                     Previous Positions: Dean
                                     and Professor of Law,
                                     University of Pittsburgh
                                     School of Law; Dean and
                                     Professor of Law,
                                     Villanova University
                                     School of Law.
MARJORIE P. SMUTS                    Director or Trustee of the       $28,684.13   $113,860.22 for the
Birth Date: June 21, 1935            Federated Fund Complex;                       Trust and 54 other
4905 Bayard Street                   Public Relations/                             investment companies
Pittsburgh, PA                       Marketing/Conference                          in the Fund Complex
TRUSTEE                              Planning.
                                     Previous Positions:
                                     National Spokesperson,
                                     Aluminum Company of
                                     America; television
                                     producer; business owner.
JOHN S. WALSH++                      Director or Trustee of some       $9,836.75   $0 for the Trust and
Birth Date: November 28, 1957        of the Federated Fund                         48 other investment
2007 Sherwood Drive                  Complex; President and                        companies in the
Valparaiso, IN                       Director, Heat Wagon, Inc.                    Fund Complex
TRUSTEE                              (manufacturer of
                                     construction temporary
                                     heaters); President and
                                     Director, Manufacturers
                                     Products, Inc.
                                     (distributor of portable
                                     construction heaters);
                                     President, Portable Heater
                                     Parts, a division of
                                     Manufacturers Products,
                                     Inc.; Director, Walsh &
                                     Kelly, Inc. (heavy highway
                                     contractor); formerly:
                                     Vice President, Walsh &
                                     Kelly, Inc.
J. CHRISTOPHER DONAHUE+              President or Executive                   $0   $0 for the Trust and
Birth Date: April 11, 1949           Vice President of the                         16 other investment
Federated Investors Tower            Federated Fund Complex;                       companies in the
1001 Liberty Avenue                  Director or Trustee of some                   Fund Complex
Pittsburgh, PA                       of the Funds in the
PRESIDENT                            Federated Fund Complex;
                                     President, CEO and Director, Federated
                                     Investors, Inc.; President and Trustee,
                                     Federated Investment Management Company;
                                     President and Trustee, Federated Investment
                                     Counseling; President and Director
                                     Federated Global Investment Management
                                     Corp.; President, Passport Research, Ltd.;
                                     Trustee, Federated Shareholder Services
                                     Company; Director, Federated Services
                                     Company.
EDWARD C. GONZALES                   Trustee or Director of some              $0   $0 for the Trust and
Birth Date: October 22, 1930         of the Funds in the                           1 other investment
Federated Investors Tower            Federated Fund Complex;                       company in the
1001 Liberty Avenue                  President, Executive Vice                     Fund Complex
Pittsburgh, PA                       President and Treasurer of
EXECUTIVE VICE PRESIDENT             some of the Funds in the
                                     Federated Fund Complex; Vice Chairman,
                                     Federated Investors, Inc.; Vice President,
                                     Federated Investment Management Company and
                                     Federated Investment Counseling, Federated
                                     Global Investment Management Corp. and
                                     Passport Research, Ltd.; Executive Vice
                                     President and Director, Federated
                                     Securities Corp.; Trustee, Federated
                                     Shareholder Services Company.
JOHN W. MCGONIGLE                    Executive Vice President                 $0   $0 for the Trust and
Birth Date: October 26, 1938         and Secretary of the                          54 other investment
Federated Investors Tower            Federated Fund Complex;                       companies in the
1001 Liberty Avenue                  Executive Vice President,                     Fund Complex
Pittsburgh, PA                       Secretary, and Director,
EXECUTIVE VICE PRESIDENT             Federated Investors, Inc.;
AND SECRETARY                        Trustee, Federated
                                     Investment Management Company; Trustee,
                                     Federated Investment Counseling and
                                     Director, Federated Global Investment
                                     Management Corp.; Director, Federated
                                     Services Company; Director, Federated
                                     Securities Corp.
RICHARD J. THOMAS                    Treasurer of the Federated               $0   $0 for the Trust and
Birth Date: June 17, 1954            Fund Complex; Vice                            54 other investment
Federated Investors Tower            President - Funds                             companies in the
1001 Liberty Avenue                  Financial Services                            Fund Complex
Pittsburgh, PA                       Division, Federated
TREASURER                            Investors, Inc.; formerly:
                                     various management
                                     positions within Funds
                                     Financial Services
                                     Division of Federated
                                     Investors, Inc.
RICHARD B. FISHER                    President or Vice                        $0   $0 for the Trust and
Birth Date: May 17, 1923             President of some of the                      6 other investment
Federated Investors Tower            Funds in the Federated Fund                   companies in the
1001 Liberty Avenue                  Complex; Director or                          Fund Complex
Pittsburgh, PA                       Trustee of some of the
VICE PRESIDENT                       Funds in the Federated Fund
                                     Complex; Executive Vice
                                     President, Federated
                                     Investors, Inc.; Chairman
                                     and Director, Federated
                                     Securities Corp.
WILLIAM D. DAWSON, III               Chief Investment Officer                 $0   $0 for the Trust and
Birth Date: March 3, 1949            of this Fund and various                      41 other investment
Federated Investors Tower            other Funds in the                            companies in the
1001 Liberty Avenue                  Federated Fund Complex;                       Fund Complex
Pittsburgh, PA                       Executive Vice President,
CHIEF INVESTMENT OFFICER             Federated Investment
                                     Counseling, Federated Global Investment
                                     Management Corp., Federated Investment
                                     Management Company and Passport Research,
                                     Ltd.; Registered Representative, Federated
                                     Securities Corp.; Portfolio Manager,
                                     Federated Administrative Services; Vice
                                     President, Federated Investors, Inc.;
                                     formerly: Executive Vice President and
                                     Senior Vice President, Federated Investment
                                     Counseling Institutional Portfolio
                                     Management Services Division; Senior Vice
                                     President, Federated Investment Management
                                     Company and Passport Research, Ltd.

NAME                                                                               TOTAL
BIRTH DATE                                                          AGGREGATE      COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST
POSITION WITH TRUST                  FOR PAST FIVE YEARS            FROM TRUST     AND FUND COMPLEX
DEBORAH A. CUNNINGHAM                Deborah A. Cunningham is                 $0   $0 for the Trust and
Birth Date: September 15, 1959       Vice President of the                         6 other investment
Federated Investors Tower            Trust. Ms. Cunningham                         companies in the
1001 Liberty Avenue                  joined Federated in 1981                      Fund Complex
Pittsburgh, PA                       and has been a Senior
VICE PRESIDENT                       Portfolio Manager and a
                                     Senior Vice President of
                                     the Fund's Adviser since
                                     1997. Ms. Cunningham
                                     served as a Portfolio
                                     Manager and a Vice
                                     President of the Adviser
                                     from 1993 until 1996.
                                     Ms. Cunningham is a
                                     Chartered Financial
                                     Analyst and received her
                                     M.S.B.A. in Finance from
                                     Robert Morris College.
MARY JO OCHSON                       Mary Jo Ochson is Vice                   $0   $0 for the Trust and
Birth Date: September 12, 1953       President of the Trust.                       7 other investment
Federated Investors Tower            Ms. Ochson joined                             companies in the
1001 Liberty Avenue                  Federated Investors in                        Fund Complex
Pittsburgh, PA                       1982 and has been a Senior
VICE PRESIDENT                       Portfolio Manager and a
                                     Senior Vice President of the Fund's
                                     investment adviser since 1996. From 1988
                                     through 1995, Ms. Ochson served as a
                                     Portfolio Manager and a Vice President of
                                     the Fund's investment adviser. Ms.Ochson is
                                     a Chartered Financial Analyst and received
                                     her M.B.A. in Finance from the University
                                     of Pittsburgh.



* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, President of the
Trust.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Trustees/Directors on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY ADMINISTRATIVE FEE NET ASSETS OF THE FEDERATED FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Arthur Andersen LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED SEPTEMBER 30,           1999          1998         1997
Advisory Fee Earned                 $12,157,013   $11,464,630   $9,287,875
Advisory Fee Reduction                7,485,466     7,485,466    6,807,192
Administrative Fee                    1,833,278     1,729,582    1,402,868
12B-1 FEE
Cash II Shares                        1,170,753             -            -
SHAREHOLDER SERVICES FEE
Cash II Shares                        1,795,634             -            -
Institutional Service Shares          4,162,951             -            -

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.


How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year and ten-year periods ended July 31, 1999.


Yield and Effective Yield given for the 7-day period ended July 31, 1999.


SHARE CLASS                    7-DAY PERIOD   1 YEAR   5 YEARS   10 YEARS
INSTITUTIONAL SERVICE SHARES
Total Return                    -             4.76%    5.12%     5.12%
Yield                          4.62%          -        -         -
Effective Yield                4.72%          -        -         -



                                          START OF PERFORMANCE
SHARE CLASS       7-DAY PERIOD   1 YEAR   ON SEPTEMBER 27, 1996
CASH II SHARES
Total Return      N/A            4.58%    4.85%
Yield             4.45%          N/A      -
Effective Yield   4.54%          N/A      -

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD AND EFFECTIVE YIELD


The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;


* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

* LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


* IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publications reports monthly and 12-month-to-date investment results for the same money funds.


* MONEY, a monthly magazine, regularly ranks money market funds in vaious categories based on the latest available seven-day effective yield.

* SALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

AUTOMATED CASH MANAGEMENT TRUST

Institutional Service Shares
Cash II Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT AUDITORS


Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812



AUTOMATED GOVERNMENT MONEY TRUST

A Portfolio of Money Market Obligations Trust



A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

September 30, 1999

Contents
Risk/Return Summary                                 1
What are the Fund's Fees and Expenses?              3
What are the Fund's Investment Strategies?          4
What are the Principal Securities in Which the
                                        Fund Invests?          4
What are the Specific Risks of Investing in the Fund?          5
What Do Shares Cost?                                5
How is the Fund Sold?                               5
How to Purchase Shares                              5
How to Redeem Shares                                6
Account and Share Information                       8
Who Manages the Fund?                               9
Last Meeting of Shareholders                       10
Financial Information                              11
Independent Auditors' Report                       21

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis. The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value. The Fund's total return for the six month period from January 1, 1999 to June 30, 1999 was 2.12%. Within the period shown in the Chart, the Fund's highest quarterly return was 2.26% (quarter ended June 30, 1989). Its lowest quarterly return was 0.66% (quarter ended June 30, 1993). Average Annual Total Return Table The following table represents the Fund's Average Annual Total Returns, for the calendar periods ending December 31, 1998. Calendar Period Fund 1 Year 4.96% 5 Years 4.83% 10 Years 5.25%

The Fund's 7-Day Net Yield as of December 31, 1998 was 4.36%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield. Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE FUND'S FEES AND EXPENSES?

AUTOMATED GOVERNMENT MONEY TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Shareholder Fees Fees Paid Directly From Your Investment Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption None proceeds, as applicable) Maximum Sales Charge
(Load) Imposed on Reinvested Dividends (and other Distributions) (as a None percentage of offering price). Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

Annual Fund Operating Expenses (Before Waivers)1 Expenses That are Deducted From Fund Assets (as a percentage of average net assets) Management Fee2 0.50% Distribution (12b-1) Fee None Shareholder Services Fee3 0.25% Other Expenses 0.10% Total Annual Fund Operating Expenses 0.85% 1Although not contractually obligated to do so, the Adviser and Shareholder Services Provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July31, 1999.
Total Waivers of Fund Expenses 0.26% Total Actual Annual Operating Expenses (after waivers) 0.59% 2The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.25% for the fiscal year ended July31, 1999.
3The Shareholder Services Provider voluntarily waived a portion of the shareholder services fee. The Shareholder Services Provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.24% for the fiscal year ended July31, 1999.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Share's operating expenses are before waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year                                        $  87
3 Years                                       $ 271
5 Years                                       $ 471
10 Years                                      $1,049


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests at least 65% of its assets in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.
  The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:
n        current U.S. economic activity and the economic outlook;
n        current short-term interest rates;
n the Federal Reserve Board's policies regarding short-term interest rates; and n the potential effects of foreign economic activity on U.S. short-term interest rates. The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

U.S. TREASURY SECURITIES
U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  Repurchase agreements are subject to credit risks.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKs
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per share. The Fund does not charge a front- end sales charge. NAV is determined at 5:00 p.m. (Eastern time) each day the NYSE is open.
  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.
  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
n        Establish an account with the investment professional; and
n

Submit your purchase order to the investment professional before 5:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 5:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment. Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
n Establish your account with the Fund by submitting a completed New Account Form; and n Send your payment to the Fund by Federal Reserve wire or check. You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.
  An institution may establish an account and place an order by calling the Fund and you will become a shareholder after the Fund receives the order.

By Wire Send your wire to:
   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).
  Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS
You may establish an account with your financial institution to automatically purchase Shares on pre- determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

HOW TO REDEEM SHARES

You should redeem Shares:
n through an investment professional if you purchased Shares through an investment professional; or n directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.
  If you call before 5:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.
  If you call after 5:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail
You may redeem Shares by mailing a written request to the Fund.
  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.
  Send requests by mail to:
   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:
n Fund Name and Share class, account number and account registration; n amount to be redeemed; and n signatures of all shareholders exactly as registered. Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:

n your redemption will be sent to an address other than the address of record;

n your redemption will be sent to an address of record that was changed within the last 30 days; or n a redemption is payable to someone other than the shareholder(s) of record. A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened: n an electronic transfer to your account at a financial institution that is an ACH member; or n wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
n        to allow your purchase to clear;
n        during periods of market volatility; or
n when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets. You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

Redemptions from retirement accounts
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

CHECKWRITING
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD
You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

account activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.
  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets
  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

Advisory Fees
The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date- related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.
  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.
  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.
  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.
  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

LAST MEETING OF SHAREHOLDERS

A Special Meeting of the Fund's shareholders was held on March 22, 1999. On January 21, 1999, the record date for the shareholders voting at the meeting, there were 2,295,420,900 total outstanding shares. The following items were considered by shareholders and the results were as follows:

Agenda Item 1
Elected Trustees:1
Names                        For          Withheld
                                          Authority
                                          to Vote
Thomas G. Bigley             1,232,810,2136,849,766
John T. Conroy, Jr.          1,232,810,2136,849,766
Nicholas P. Constantakis     1,232,810,2136,849,766
John F. Cunningham           1,232,810,2136,849,766
J. Christopher Donahue       1,232,810,2136,849,766
Peter E. Madden              1,232,810,2136,849,766
Charles F. Mansfield, Jr.    1,232,810,2136,849,766
John. E. Murray, Jr.,        1,232,810,2136,849,766
J.D., S.J.D.
John S. Walsh                1,232,810,2136,849,766

1 The following Trustees continued their terms: John F. Donahue, Lawrence D. Ellis, M.D., and Marjorie P. Smuts.

Agenda Item 2
Ratified the selection of Deloitte & Touche LLP as the Fund's independent auditors.
For                          Against   Abstentions
                                       and Broker
                                       Non-Votes
1,227,141,512                8,826,869 3,691,598


Agenda Item 3
Made changes to the Fund's fundamental investment policies:
  (a) Approved making non-fundamental, and amending, the Fund's fundamental investment policy regarding maturity of money market instruments.
For                          Against   Abstentions
                                       and Broker
                                       Non-Votes
1,081,370,461                12,684,420145,605,098

(b) Amended the Fund's fundamental investment policy regarding acceptable investments to permit investments in the securities of other investment companies.
For                          Against   Abstentions
                                       and Broker
                                       Non-Votes
1,076,005,937                18,113,721145,540,321

(c) Amended the Fund's fundamental investment policy regarding borrowing to permit the purchase of securities while borrowings are outstanding.
For                          Against   Abstentions
                                       and Broker
                                       Non-Votes
1,003,280,008                12,026,974208,436,392


Agenda Item 4
Approved an amendment and restatement to the Fund's Declaration of Trust to require the approval by a "1940 Act" majority of the outstanding voting shares in the event of the sale or conveyance of the assets of the Fund to another trust or corporation.
For                          Against   Abstentions
                                       and Broker
                                       Non-Votes
1,124,592,634                12,026,974103,040,371


Agenda Item 5

Approved a proposed Agreement and Plan of Reorganization between the Fund and Money Market Obligations Trust, on behalf of its series, Automated Government Money Trust (the "New Fund"), whereby the New Fund would acquire all of the assets of the Fund in exchange for shares of the New Fund to be distributed pro rata by the Fund to its shareholders in complete liquidation and termination of the Fund.

For                          Against   Abstentions
                                       and Broker
                                       Non-Votes
1,123,156,835                10,385,85114,927,576


FINANCIAL INFORMATION

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
  This information has been audited by Deloitte & Touche LLP whose report, along with the Fund's audited financial statements, is included in this prospectus. The semi-annual report, dated January 31, 1999, which contains unaudited financial statements, is incorporated by reference into this prospectus.

AUTOMATED GOVERNMENT MONEY TRUST

A Portfolio of Money Market Obligations Trust



sEPTEMBER 30, 1999

A Statement of Additional Information (SAI) dated September 30, 1999 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and SemiAnnual Report to shareholders as it becomes available. To obtain the SAI, the Semi-Annual Report and other information without charge, and make inquiries call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1- 202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5950
Cusip 60934N815

8082201A (9/99)


PROSPECTUS
Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust



A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing only in a portfolio U.S. Treasury securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEPTEMBER 30, 1999



CONTENTS



Risk/Return Summary   1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  5

How to Redeem Shares  7

Account and Share Information  8

Who Manages the Fund?  9

Last Meeting of Shareholders  10

Financial Information  12

Report of Ernst & Young LLP, Independent Auditors  22



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic]



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return for the six-month period from January 1, 1999 to June 30, 1999 was 2.19%.

Within the period shown in the Chart, the Fund's highest quarterly return was 2.29% (quarter ended June 30, 1989). Its lowest quarterly return was 0.68% (quarter ended June 30, 1993).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1998.



CALENDAR PERIOD   FUND
1 Year            5.11%
5 Years           4.97%
10 Years          5.37%


The Fund's 7-Day Net Yield as of December 31, 1998 was 4.49%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?



TRUST FOR U.S. TREASURY OBLIGATIONS

FEES AND EXPENSES



This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                 None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                     None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of
offering price)                                                                        None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                               None
Exchange Fee                                                                           None

ANNUAL FUND OPERATING EXPENSES Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee 1                                                                      0.40%
Distribution (12b-1) Fee                                                               None
Shareholder Services Fee 1                                                            0.25%
Other Expenses                                                                        0.10%
Total Annual Fund
Operating Expenses                                                                    0.75%
Total Waiver of Fund
Expenses                                                                              0.30%
Total Actual Annual
Operating Expenses (after
waivers)                                                                              0.45%
1 Pursuant to the investment advisory contract, portions of the Management Fee and the Shareholder Services Fee were waived. After these waivers, for the fiscal year ended July 31, 1999, the Management Fee paid by the Fund was 0.30% and the
Shareholder Services Fee was 0.05%. Shareholders must approve any change to the advisory contract's waiver provision.




EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's maximum allowable operating expenses as shown in the table remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year       $  46
3 Years      $ 144
5 Years      $ 252
10 Years     $ 567




What are the Fund's Investment Strategies?



The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

* current U.S. economic activity and the economic outlook;

* current short-term interest rates;

* The Federal Reserve Board's policies regarding short-term interest rates; and

* the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.



What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. The U.S. Treasury must repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS



Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain the same.



Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISKS



Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to banks, fiduciaries, custodians of public funds, or similar institutional investors, and individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL



* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and you will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number or Group Number



Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK



Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:



Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS



You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.



BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the approriate sections of the New Account Form.



How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.



BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:



* Fund name and share class, account number and account registration;



* amount to be redeemed; and



* signatures of all shareholders exactly as registered.



Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;



* your redemption will be sent to an address of record that was changed within the last 30 days; or



* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in one Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets



Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?



The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets Under the investment advisory contract, which is subject to annual review by the Fund's Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the fund and its Shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets.



YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.



While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.



Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Last Meeting of Shareholders

A Special Meeting of the Fund's shareholders was held on March 22, 1999. On January 21, 1999, the record date for the shareholders voting at the meeting, there were 1,663,472,194 total outstanding shares. The following items were considered by shareholders and the results were as follows:

AGENDA ITEM 1

Elected Trustees: 1



                                                 WITHHELD
                                                AUTHORITY
NAMES                               FOR           TO VOTE
Thomas G Bigley                     864,767,307   596,845
John T.  Conroy, Jr.                864,767,307   596,845
John F. Cunningham                  864,864,454   499,698
Peter E. Madden                     864,864,454   499,698
Charles F. Mansfield, Jr.           864,864,454   499,698
John E. Murray, Jr., J.D., S.J.D.   864,864,454   499,698
John S. Walsh                       864,864,454   499,698


1 The following Trustees continued their terms: John F. Donahue, Nicholas
P. Constantakis, J. Christopher Donahue, Lawrence D. Ellis, M.D., and Marjorie P. Smuts.

AGENDA ITEM 2

Ratified the selection of Arthur Andersen LLP as the Fund's independent auditors:



                      ABSTENTIONS
                       AND BROKER
FOR           AGAINST   NON-VOTES
864,728,478   59        635,614


AGENDA ITEM 3

Made changes to the Fund's fundamental investment policies:

(a) Approved making non-fundamental, and amending, the Fund's fundamental investment policy regarding maturity of money market instruments.



                         ABSTENTIONS
                          AND BROKER
FOR           AGAINST      NON-VOTES
838,837,129   24,460,753   2,066,269


(b) Approved amending in the Fund's fundamental investment policy regarding borrowing to permit the purchase of securities while borrowing are outstanding.



                         ABSTENTIONS
                          AND BROKER
FOR           AGAINST      NON-VOTES
809,295,084   52,498,092   3,570,975


(c) Approved amending the Fund's fundamental investment policy regarding pledging securities to permit the Fund to pledge assets to secure permitted borrowings.



                         ABSTENTIONS
                          AND BROKER
FOR           AGAINST      NON-VOTES
824,498,376   37,288,226   3,577,549


AGENDA ITEM 4

Approved eliminating the Fund's fundamental investment policy regarding the average maturity of securities in the Fund's portfolio:



                         ABSTENTIONS
                          AND BROKER
FOR           AGAINST      NON-VOTES
838,533,522   20,410,463   6,420,165


AGENDA ITEM 5

Approved a clarifying amendment to the Fund's Investment Advisory Agreement to exclude Rule 12b-1 fees and shareholder service fees from the expense cap:



                         ABSTENTIONS
                          AND BROKER
FOR           AGAINST      NON-VOTES
836,603,452   26,553,196   2,207,503


AGENDA ITEM 6

Approved an amendment and restatement to the Fund's Declaration of Trust to require the approval by a "1940 Act" majority of shareholders in the event of the sale or conveyance of the assets of the Fund to another trust or corporation:



                         ABSTENTIONS
                          AND BROKER
FOR           AGAINST      NON-VOTES
842,675,160   20,557,387   2,131,604


AGENDA ITEM 7

Approved a proposed Agreement and Plan of Reorganization between Trust for U.S. Treasury Obligations (the "Old Fund") and Money Market Obligations Trust, on behalf of its series, Trust for U.S. Treasury Obligations (the "Fund"), whereby the Fund would acquire all of the assets of the Old Fund in exchange for shares of the Fund to be distributed pro rata by the Old Fund to its shareholders complete liquidation and termination of the Old Fund:



                         ABSTENTIONS
                          AND BROKER
FOR           AGAINST      NON-VOTES
841,961,878   20,925,207   2,477,066




Financial Information

FINANCIAL HIGHLIGHTS



The following Financial Highlights will help you understand the Fund's financial performance from October 1, 1998 to July 31, 1999, the new fiscal year end, and the past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                               PERIOD
                                                ENDED
                                              JULY 31,                      YEAR ENDED SEPTEMBER 30,
                                                1999 1            1998         1997         1996           1995          1994
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00           $ 1.00       $ 1.00       $ 1.00         $ 1.00        $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.04             0.05         0.05         0.05           0.05          0.03
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.04)           (0.05)       (0.05)       (0.05)         (0.05)        (0.03)
NET ASSET VALUE, END OF PERIOD                 $ 1.00           $ 1.00       $ 1.00       $ 1.00         $ 1.00        $ 1.00
TOTAL RETURN 2                                   3.76%            5.28%        5.16%        5.18%          5.45%         3.31%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                         0.45% 3          0.45%        0.45%        0.45%          0.45%         0.45%
Net investment income                            4.45% 3          5.17%        5.04%        5.06%          5.28%         3.21%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $1,465,381       $2,358,709   $1,797,163   $2,660,939     $3,031,247    $4,651,657


1 The Fund has changed its fiscal year-end from September 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.



See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JULY 31, 1999





PRINCIPAL
AMOUNT                                                       VALUE
                  SHORT-TERM U.S. GOVERNMENT
                  OBLIGATIONS--23.3%
                  U.S. TREASURY BILL--0.3%
  $   4,500,000 1 United States Treasury
                  Bill, 4.470%, 3/30/2000          $     4,364,783
                  U.S. TREASURY NOTES--23.0%
    336,000,000   United States Treasury
                  Notes, 5.375% - 7.750%,
                  8/31/1999 - 7/31/2000                337,148,993
                  TOTAL SHORT-TERM
                  U.S. GOVERNMENT
                  OBLIGATIONS                          341,513,776
                  REPURCHASE AGREEMENTS--
                  76.4% 2
     70,000,000   ABN AMRO Chicago Corp.,
                  5.070%, dated 7/30/1999,
                  due 8/2/1999                          70,000,000
     50,000,000   Bank of New York, New York,
                  5.070%, dated 7/30/1999,
                  due 8/2/1999                          50,000,000
    120,000,000   Barclays de Zoete Wedd
                  Securities, Inc., 5.080%,
                  dated 7/30/1999, due
                  8/2/1999                             120,000,000
     50,000,000   Bear, Stearns and Co.,
                  5.090%, dated 7/30/1999,
                  due 8/2/1999                          50,000,000
     70,000,000   CIBC Wood Gundy Securities
                  Corp., 5.060%, dated
                  7/30/1999, due 8/2/1999               70,000,000
     15,000,000 3 Credit Suisse First
                  Boston, Inc., 4.830%,
                  dated 6/1/1999, due
                  8/30/1999                             15,000,000
      5,100,000   Deutsche Bank Government
                  Securities, Inc., 5.080%,
                  dated 7/30/1999,
                  due 8/2/1999                           5,100,000
     70,000,000   Donaldson, Lufkin and
                  Jenrette Securities Corp.,
                  5.060%, dated 7/30/1999,
                  due 8/2/1999                          70,000,000
     70,000,000   First Union Capital
                  Markets, 5.070%, dated
                  7/30/1999, due 8/2/1999               70,000,000
     70,000,000   Goldman Sachs Group, LP,
                  5.060%, dated 7/30/1999,
                  due 8/2/1999                          70,000,000
     35,000,000 3 Merrill Lynch, Pierce,
                  Fenner, and Smith, 4.760%,
                  dated 5/12/1999, due
                  8/10/1999                             35,000,000
     15,000,000 3 Merrill Lynch Pierce,
                  Fenner, and Smith, 4.900%,
                  dated 5/28/1999, due
                  8/30/1999                             15,000,000
     60,000,000 3 Morgan Stanley Group,
                  Inc., 4.960%, dated
                  7/26/1999, due 8/25/1999              60,000,000
     70,000,000   Paribas Corp., 5.080%,
                  dated 7/30/1999, due
                  8/2/1999                              70,000,000
     70,000,000   Salomon Smith Barney
                  Holdings, Inc., 5.080%,
                  dated 7/30/1999, due
                  8/2/1999                              70,000,000
     70,000,000   Societe Generale, New
                  York, 5.070%, dated
                  7/30/1999, due 8/2/1999               70,000,000
     70,000,000   Toronto Dominion
                  Securities (USA), Inc.,
                  5.070%, dated 7/30/1999,
                  due 8/2/1999                          70,000,000
     70,000,000   Warburg Dillon Reed LLC,
                  5.080%, dated 7/30/1999,
                  due 8/2/1999                          70,000,000
     70,000,000   Westdeutsche Landesbank
                  Girozentrale, 5.070%,
                  dated 7/30/1999, due
                  8/2/1999                              70,000,000
                  TOTAL REPURCHASE
                  AGREEMENTS                         1,120,100,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 4                $ 1,461,613,776


1 The issue shows the rate of discount at time of purchase.

2 The repurchase agreements are collateralized fully by U.S. Treasury obligations based on market prices at the date of the portfolio.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.



Note: The categories of investments are shown as a percentage of net assets ($1,465,381,021) at July 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JULY 31, 1999





ASSETS:
Investments in repurchase
agreements                     $ 1,120,100,000
Investments in securities          341,513,776
Total investments in
securities, at amortized
cost and value                                     $ 1,461,613,776
Cash                                                       526,099
Income receivable                                        8,289,145
Receivable for shares sold                                 515,790
TOTAL ASSETS                                         1,470,944,810
LIABILITIES:
Payable for shares
redeemed                                11,600
Income distribution
payable                              5,068,475
Payable for advisory fee               387,724
Accrued expenses                        95,990
TOTAL LIABILITIES                                        5,563,789
Net assets for
1,465,381,021 shares
outstanding                                        $ 1,465,381,021
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$1,465,381,021 /
1,465,381,021 shares
outstanding                                                  $1.00




See Notes which are an integral part of the Financial Statements

Statement of Operations

PERIOD ENDED JULY 31, 1999 1




INVESTMENT INCOME:
Interest                                                             $ 73,386,400
EXPENSES:
Investment advisory fee                           $  6,001,262
Administrative personnel
and services fee                                     1,131,238
Custodian fees                                         122,059
Transfer and dividend
disbursing agent fees and
expenses                                                12,486
Trustees' fees                                          19,425
Auditing fees                                           13,135
Legal fees                                              15,354
Portfolio accounting fees                              117,604
Shareholder services fee                             3,750,789
Share registration costs                                19,443
Printing and postage                                    63,279
Insurance premiums                                       5,851
Miscellaneous                                           22,600
TOTAL EXPENSES                                      11,294,525
WAIVERS:
Waiver of investment
advisory fee                   $  (1,523,031)
Waiver of shareholder
services fee                      (3,000,631)
TOTAL WAIVERS                                       (4,523,662)
Net expenses                                                            6,770,863
Net investment income                                                $ 66,615,537


1 The Fund has changed its fiscal year-end from September 30 to July 31.



See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets





                                         PERIOD
                                          ENDED
                                       JULY 31,                YEAR  ENDED  SEPTEMBER 30,
                                           1999 1               1998                   1997
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $     66,615,537       $   98,226,845       $   122,829,265
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                    (66,615,537)         (98,226,845)         (122,829,265)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             6,150,124,739         8,814,750,379       10,154,245,628
Net asset value of shares
issued to shareholders in
payment of distributions
declared                               7,041,055            11,702,911           13,230,871
Cost of shares redeemed           (7,050,493,479)       (8,264,907,672)     (11,031,251,972)
CHANGE IN NET ASSETS
RESULTING FROM
SHARE TRANSACTIONS                  (893,327,685)          561,545,618         (863,775,473)
Change in net assets                (893,327,685)          561,545,618         (863,775,473)
NET ASSETS:
Beginning of period                2,358,708,706         1,797,163,088        2,660,938,561
End of period                   $  1,465,381,021      $  2,358,708,706      $ 1,797,163,088


1 The Fund has changed its fiscal year-end from September 30 to July 31.



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements



JULY 31, 1999

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a open-end, management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of the Trust for U.S. Treasury Obligations (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

CHANGE IN FISCAL YEAR

The Fund has changed its fiscal year-end from September 30 to July 31.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 1999, capital paid-in aggregated $1,465,381,021. Transactions in shares were as follows:



                                      PERIOD
                                       ENDED
                                    JULY 31,               YEAR ENDED SEPTEMBER 30,
                                        1999 1             1998                1997
Shares sold                    6,150,124,739      8,814,750,379      10,154,245,628
Shares issued to
shareholders in payment of
distributions declared             7,041,055         11,702,911          13,230,871
Shares redeemed               (7,050,493,479     (8,264,907,672)    (11,031,251,972)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              (893,327,685)       561,545,618        (863,775,473)


1 The Fund has changed its fiscal year-end from September 30 to July 31.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive to the extent of its advisory fee, the amount, if any, by which the Fund's aggregate annual operating expenses, exceed 0.45% of its average daily net assets of the Fund.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS

On May 19, 1999, the Fund's Board of Trustees, upon the recommendation of the Audit Committee of the Board of Trustees, requested and subsequently accepted the resignation of Arthur Anderson LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended September 30, 1997 and September 30, 1998, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 1997 and September 30, 1998, (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee of the Board, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ending July 31, 1999. During the Fund's fiscal years ended September 30, 1997 and September 30, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements of (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph
(a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

MONEY MARKET OBLIGATIONS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the Trust for U.S. Treasury Obligations (one of the portfolios constituting Money Market Obligations Trust) as of July 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from October 1, 1998 to July 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations for the year ended September 30, 1998, statement of changes in net assets for each of the two years in the period ended September 30, 1998 and the financial highlights for each of the five years in the period then ended were audited by other auditors whose report dated November 20, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust for U.S. Treasury Obligations of the Money Market Obligations Trust at July 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the period from October 1, 1998 to July 31, 1999, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

September 17, 1999



 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS



Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

SEPTEMBER 30, 1999

A Statement of Additional Information (SAI), dated September 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and SemiAnnual Report to shareholders as they become available. To obtain the SAI, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by mail at pulicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 2054-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated
 Trust for U.S. Treasury Obligations
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N799



8110114A (9/99)



 [Graphic]



STATEMENT OF ADDITIONAL INFORMATION

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

CASH II SHARES

INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Cash II Shares and Institutional Service Shares (Fund), dated September 30, 1999.


Obtain the prospectus without charge by calling 1-800-341-7400.


SEPTEMBER 30, 1999


[Graphic]
Federated
World-Class Investment Manager
Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

G00554-02 (9/99)


[Graphic]

CONTENTS


How is the Fund Organized?  1

Securities in Which the Fund Invests  1

How is the Fund Sold?  6

Subaccounting Services  7

Redemption in Kind  7

Massachusetts Partnership Law  7

Account and Share Information  7

Tax Information  7

Who Manages and Provides Services to the Fund?  8

How Does the Fund Measure Performance?  11

Who is Federated Investors, Inc.?  12

Addresses  14


How is the Fund Organized?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities.


The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Cash II Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Funds' investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).


Securities in Which the Fund Invests


The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.


COMMERCIAL PAPER


Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


Commercial paper investments will be limited to commercial paper rate A-1 by Standard & Poor's Corporation, Prime-1 by Moody's investors Services, Inc., or F-1 by Fitch Investors Service, and unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper."

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

ASSET BACKED SECURITIES


Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may have prepayment risks.

ZERO COUPON SECURITIES


Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.


The Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation or the Savings Association Insurance Fund which is administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and Eurodollar Time Deposits.

INSURANCE CONTRACTS

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.


Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.


SPECIAL TRANSACTIONS


SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.


DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting transaction or terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies will be limited to shares of money market funds affiliated with the Fund's investment adviser.

INVESTMENT RATINGS


A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.


LEVERAGE RISKS


Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


RISKS OF FOREIGN INVESTING


Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.


PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (which the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payments of principal may be comprised of scheduled principal payments as well as unscheduled payments from the from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENT INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is stability of principal and current income consistent with stability of principal. The Fund invests in high quality money market instruments which include, but are not limited to, instruments of domestic and foreign banks and savings and loans, commercial paper, marketable obligations and repurchase agreements. The Fund invests only in instruments dominated and payable in U.S. dollars. The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold through or with the assistance of an issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Therefore, the Fund's investment adviser considers the legally restricted but quite saleable
Section 4(2) paper to be liquid. The investment objective may not be changed by the Fund's Trustees without shareholder approval.


INVESTMENT LIMITATIONS


ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.


UNDERWRITING


The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


CONCENTRATION OF INVESTMENTS


The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

INVESTING IN RESTRICTED AND ILLIQUID SECURITIES


The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

In applying the concentration limitation, (1) utility companies will be divided according to their services, for example, gas, gas, transmissions, electric and telephone will each be considered a separate industry; (2) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (3) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the Securities and Exchange Commission (SEC) that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of nun-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation. The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule") which regulates money market funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES


The Board have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (CASH II SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of September 10, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of the Fund's outstanding Institutional Service Shares: FBS Investment Services Inc., Minneapolis, MN owned approximately 364,294,025 (19.32%) shares, Stephens, Inc., Little Rock, AR owned approximately 133,036,193 (7.05%) shares, and Fiduciary Trust Company International, New York, NY owned approximately 123,472,796 (6.54%) shares.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 14 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of September 10, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

NAME                                                                               TOTAL
BIRTH DATE                                                          AGGREGATE      COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST
POSITION WITH TRUST                  FOR PAST FIVE YEARS            FROM TRUST     AND FUND COMPLEX
JOHN F. DONAHUE*#+                   Chief Executive Officer                  $0   $0 for the Trust and
Birth Date: July 28, 1924            and Director or Trustee of                    54 other investment
Federated Investors Tower            the Federated Fund                            companies in the
1001 Liberty Avenue                  Complex; Chairman and                         Fund Complex
Pittsburgh, PA                       Director, Federated
CHAIRMAN AND TRUSTEE                 Investors, Inc.; Chairman
                                     and Trustee, Federated Investment
                                     Management Company; Chairman and Director,
                                     Federated Investment Counseling, and
                                     Federated Global Investment Management
                                     Corp.; Chairman, Passport Research, Ltd.
THOMAS G. BIGLEY                     Director or Trustee of           $31,152.11   $113,860.22 for the
Birth Date: February 3, 1934         the Federated Fund                            Trust and 54 other
15 Old Timber Trail                  Complex; Director, Member                     investment companies
Pittsburgh, PA                       of Executive Committee,                       in the Fund Complex
TRUSTEE                              Children's Hospital of
                                     Pittsburgh; Director,
                                     Robroy Industries, Inc.
                                     (coated steel conduits/
                                     computer storage
                                     equipment); formerly:
                                     Senior Partner, Ernst &
                                     Young LLP; Director, MED
                                     3000 Group, Inc.
                                     (physician practice
                                     management); Director,
                                     Member of Executive
                                     Committee, University of
                                     Pittsburgh.
JOHN T. CONROY, JR.                  Director or Trustee of the       $35,704.20   $125,264.48 for the
Birth Date: June 23, 1937            Federated Fund Complex;                       Trust and 54 other
Wood/Commercial Dept.                President, Investment                         investment companies
John R. Wood Associates, Inc         Properties Corporation;                       in the Fund Complex
3255 Tamiami Trail North             Senior Vice President,
Naples, FL                           John R. Wood and
TRUSTEE                              Associates, Inc.,
                                     Realtors; Partner or
                                     Trustee in private real
                                     estate ventures in
                                     Southwest Florida;
                                     formerly: President,
                                     Naples Property
                                     Management, Inc. and
                                     Northgate Village
                                     Development Corporation.
JOHN F. CUNNINGHAM++                 Director or Trustee of some      $11,917.34   $0 for the Trust and
Birth Date: March 5, 1943            of the Federated Fund                         46 other investment
353 El Brillo Way                    Complex; Chairman,                            companies in the
Palm Beach, FL                       President and Chief                           Fund Complex
TRUSTEE                              Executive Officer,
                                     Cunningham & Co., Inc.
                                     (strategic business
                                     consulting); Trustee
                                     Associate, Boston College;
                                     Director, Iperia Corp.
                                     (communications/
                                     software); formerly:
                                     Director, Redgate
                                     Communications; Director,
                                     EMC Corporation (computer
                                     storage systems).
                                     Previous Positions:
                                     Chairman of the Board and
                                     Chief Executive Officer,
                                     Computer Consoles, Inc.;
                                     President and Chief
                                     Operating Officer, Wang
                                     Laboratories; Director,
                                     First National Bank of
                                     Boston; Director, Apollo
                                     Computer, Inc.
LAWRENCE D. ELLIS, M.D.*             Director or Trustee of the       $32,453.74   $113,860.22 for the
Birth Date: October 11, 1932         Federated Fund Complex;                       Trust and 54 other
3471 Fifth Avenue                    Professor of Medicine,                        investment companies
Suite 1111                           University of Pittsburgh;                     in the Fund Complex
Pittsburgh, PA                       Medical Director,
TRUSTEE                              University of Pittsburgh
                                     Medical Center - Downtown; Hematologist,
                                     Oncologist, and Internist, University of
                                     Pittsburgh Medical Center; Member, National
                                     Board of Trustees, Leukemia Society of
                                     America.
PETER E. MADDEN                      Director or Trustee of the       $29,513.42   $113,860.22 for the
Birth Date: March 16, 1942           Federated Fund Complex;                       Trust and 54 other
One Royal Palm Way                   formerly: Representative,                     investment companies
100 Royal Palm Way                   Commonwealth of                               in the Fund Complex
Palm Beach, FL                       Massachusetts General
TRUSTEE                              Court; President, State
                                     Street Bank and Trust
                                     Company and State Street
                                     Corporation.
                                     Previous Positions:
                                     Director, VISA USA and VISA
                                     International; Chairman
                                     and Director,
                                     Massachusetts Bankers
                                     Association; Director,
                                     Depository Trust
                                     Corporation; Director, The
                                     Boston Stock Exchange.
CHARLES F. MANSFIELD, JR.++          Director or Trustee of some      $11,917.34   $0 for the Trust and
Birth Date: April 10, 1945           of the Federated Fund                         50 other investment
80 South Road                        Complex;                                      companies in the
Westhampton Beach, NY                Management Consultant.                        Fund Complex
TRUSTEE                              Previous Positions: Chief
                                     Executive Officer, PBTC International Bank;
                                     Partner, Arthur Young & Company (now Ernst
                                     & Young LLP); Chief Financial Officer of
                                     Retail Banking Sector, Chase Manhattan
                                     Bank; Senior Vice President, Marine Midland
                                     Bank; Vice President, Citibank; Assistant
                                     Professor of Banking and Finance, Frank G.
                                     Zarb School of Business, Hofstra
                                     University.

NAME                                                                               TOTAL
BIRTH DATE                                                          AGGREGATE      COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST
POSITION WITH TRUST                  FOR PAST FIVE YEARS            FROM TRUST     AND FUND COMPLEX
JOHN E. MURRAY, JR., J.D., S.J.D.#   Director or Trustee of           $29,822.54   $113,860.22 for the
Birth Date: December 20, 1932        the Federated Fund                            Trust and 54 other
President, Duquesne University       Complex; President, Law                       investment companies
Pittsburgh, PA                       Professor, Duquesne                           in the Fund Complex
TRUSTEE                              University; Consulting
                                     Partner, Mollica & Murray;
                                     Director, Michael Baker
                                     Corp. (engineering,
                                     construction, operations,
                                     and technical services).
                                     Previous Positions: Dean
                                     and Professor of Law,
                                     University of Pittsburgh
                                     School of Law; Dean and
                                     Professor of Law,
                                     Villanova University
                                     School of Law.
MARJORIE P. SMUTS                    Director or Trustee of the       $28,684.13   $113,860.22 for the
Birth Date: June 21, 1935            Federated Fund Complex;                       Trust and 54 other
4905 Bayard Street                   Public Relations/                             investment companies
Pittsburgh, PA                       Marketing/Conference                          in the Fund Complex
TRUSTEE                              Planning.
                                     Previous Positions:
                                     National Spokesperson,
                                     Aluminum Company of
                                     America; television
                                     producer; business owner.
JOHN S. WALSH++                      Director or Trustee of some       $9,836.75   $0 for the Trust and
Birth Date: November 28, 1957        of the Federated Fund                         48 other investment
2007 Sherwood Drive                  Complex; President and                        companies in the
Valparaiso, IN                       Director, Heat Wagon, Inc.                    Fund Complex
TRUSTEE                              (manufacturer of
                                     construction temporary
                                     heaters); President and
                                     Director, Manufacturers
                                     Products, Inc.
                                     (distributor of portable
                                     construction heaters);
                                     President, Portable Heater
                                     Parts, a division of
                                     Manufacturers Products,
                                     Inc.; Director, Walsh &
                                     Kelly, Inc. (heavy highway
                                     contractor); formerly:
                                     Vice President, Walsh &
                                     Kelly, Inc.
J. CHRISTOPHER DONAHUE+              President or Executive                   $0   $0 for the Trust and
Birth Date: April 11, 1949           Vice President of the                         16 other investment
Federated Investors Tower            Federated Fund Complex;                       companies in the
1001 Liberty Avenue                  Director or Trustee of some                   Fund Complex
Pittsburgh, PA                       of the Funds in the
PRESIDENT                            Federated Fund Complex;
                                     President, CEO and Director, Federated
                                     Investors, Inc.; President and Trustee,
                                     Federated Investment Management Company;
                                     President and Trustee, Federated Investment
                                     Counseling; President and Director
                                     Federated Global Investment Management
                                     Corp.; President, Passport Research, Ltd.;
                                     Trustee, Federated Shareholder Services
                                     Company; Director, Federated Services
                                     Company.
EDWARD C. GONZALES                   Trustee or Director of some              $0   $0 for the Trust and
Birth Date: October 22, 1930         of the Funds in the                           1 other investment
Federated Investors Tower            Federated Fund Complex;                       company in the
1001 Liberty Avenue                  President, Executive Vice                     Fund Complex
Pittsburgh, PA                       President and Treasurer of
EXECUTIVE VICE PRESIDENT             some of the Funds in the
                                     Federated Fund Complex; Vice Chairman,
                                     Federated Investors, Inc.; Vice President,
                                     Federated Investment Management Company and
                                     Federated Investment Counseling, Federated
                                     Global Investment Management Corp. and
                                     Passport Research, Ltd.; Executive Vice
                                     President and Director, Federated
                                     Securities Corp.; Trustee, Federated
                                     Shareholder Services Company.
JOHN W. MCGONIGLE                    Executive Vice President                 $0   $0 for the Trust and
Birth Date: October 26, 1938         and Secretary of the                          54 other investment
Federated Investors Tower            Federated Fund Complex;                       companies in the
1001 Liberty Avenue                  Executive Vice President,                     Fund Complex
Pittsburgh, PA                       Secretary, and Director,
EXECUTIVE VICE PRESIDENT             Federated Investors, Inc.;
AND SECRETARY                        Trustee, Federated
                                     Investment Management Company; Trustee,
                                     Federated Investment Counseling and
                                     Director, Federated Global Investment
                                     Management Corp.; Director, Federated
                                     Services Company; Director, Federated
                                     Securities Corp.
RICHARD J. THOMAS                    Treasurer of the Federated               $0   $0 for the Trust and
Birth Date: June 17, 1954            Fund Complex; Vice                            54 other investment
Federated Investors Tower            President - Funds                             companies in the
1001 Liberty Avenue                  Financial Services                            Fund Complex
Pittsburgh, PA                       Division, Federated
TREASURER                            Investors, Inc.; formerly:
                                     various management
                                     positions within Funds
                                     Financial Services
                                     Division of Federated
                                     Investors, Inc.
RICHARD B. FISHER                    President or Vice                        $0   $0 for the Trust and
Birth Date: May 17, 1923             President of some of the                      6 other investment
Federated Investors Tower            Funds in the Federated Fund                   companies in the
1001 Liberty Avenue                  Complex; Director or                          Fund Complex
Pittsburgh, PA                       Trustee of some of the
VICE PRESIDENT                       Funds in the Federated Fund
                                     Complex; Executive Vice
                                     President, Federated
                                     Investors, Inc.; Chairman
                                     and Director, Federated
                                     Securities Corp.
WILLIAM D. DAWSON, III               Chief Investment Officer                 $0   $0 for the Trust and
Birth Date: March 3, 1949            of this Fund and various                      41 other investment
Federated Investors Tower            other Funds in the                            companies in the
1001 Liberty Avenue                  Federated Fund Complex;                       Fund Complex
Pittsburgh, PA                       Executive Vice President,
CHIEF INVESTMENT OFFICER             Federated Investment
                                     Counseling, Federated Global Investment
                                     Management Corp., Federated Investment
                                     Management Company and Passport Research,
                                     Ltd.; Registered Representative, Federated
                                     Securities Corp.; Portfolio Manager,
                                     Federated Administrative Services; Vice
                                     President, Federated Investors, Inc.;
                                     formerly: Executive Vice President and
                                     Senior Vice President, Federated Investment
                                     Counseling Institutional Portfolio
                                     Management Services Division; Senior Vice
                                     President, Federated Investment Management
                                     Company and Passport Research, Ltd.

NAME                                                                               TOTAL
BIRTH DATE                                                          AGGREGATE      COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST
POSITION WITH TRUST                  FOR PAST FIVE YEARS            FROM TRUST     AND FUND COMPLEX
DEBORAH A. CUNNINGHAM                Deborah A. Cunningham is                 $0   $0 for the Trust and
Birth Date: September 15, 1959       Vice President of the                         6 other investment
Federated Investors Tower            Trust. Ms. Cunningham                         companies in the
1001 Liberty Avenue                  joined Federated in 1981                      Fund Complex
Pittsburgh, PA                       and has been a Senior
VICE PRESIDENT                       Portfolio Manager and a
                                     Senior Vice President of
                                     the Fund's Adviser since
                                     1997. Ms. Cunningham
                                     served as a Portfolio
                                     Manager and a Vice
                                     President of the Adviser
                                     from 1993 until 1996.
                                     Ms. Cunningham is a
                                     Chartered Financial
                                     Analyst and received her
                                     M.S.B.A. in Finance from
                                     Robert Morris College.
MARY JO OCHSON                       Mary Jo Ochson is Vice                   $0   $0 for the Trust and
Birth Date: September 12, 1953       President of the Trust.                       7 other investment
Federated Investors Tower            Ms. Ochson joined                             companies in the
1001 Liberty Avenue                  Federated Investors in                        Fund Complex
Pittsburgh, PA                       1982 and has been a Senior
VICE PRESIDENT                       Portfolio Manager and a
                                     Senior Vice President of the Fund's
                                     investment adviser since 1996. From 1988
                                     through 1995, Ms. Ochson served as a
                                     Portfolio Manager and a Vice President of
                                     the Fund's investment adviser. Ms.Ochson is
                                     a Chartered Financial Analyst and received
                                     her M.B.A. in Finance from the University
                                     of Pittsburgh.



* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, President of the
Trust.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Trustees/Directors on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY ADMINISTRATIVE FEE NET ASSETS OF THE FEDERATED FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Arthur Andersen LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED SEPTEMBER 30,           1999          1998         1997
Advisory Fee Earned                 $12,157,013   $11,464,630   $9,287,875
Advisory Fee Reduction                7,485,466     7,485,466    6,807,192
Administrative Fee                    1,833,278     1,729,582    1,402,868
12B-1 FEE
Cash II Shares                        1,170,753             -            -
SHAREHOLDER SERVICES FEE
Cash II Shares                        1,795,634             -            -
Institutional Service Shares          4,162,951             -            -

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.


How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year and ten-year periods ended July 31, 1999.


Yield and Effective Yield given for the 7-day period ended July 31, 1999.


SHARE CLASS                    7-DAY PERIOD   1 YEAR   5 YEARS   10 YEARS
INSTITUTIONAL SERVICE SHARES
Total Return                    -             4.76%    5.12%     5.12%
Yield                          4.62%          -        -         -
Effective Yield                4.72%          -        -         -



                                          START OF PERFORMANCE
SHARE CLASS       7-DAY PERIOD   1 YEAR   ON SEPTEMBER 27, 1996
CASH II SHARES
Total Return      N/A            4.58%    4.85%
Yield             4.45%          N/A      -
Effective Yield   4.54%          N/A      -

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD AND EFFECTIVE YIELD


The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;


* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

* LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


* IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publications reports monthly and 12-month-to-date investment results for the same money funds.


* MONEY, a monthly magazine, regularly ranks money market funds in vaious categories based on the latest available seven-day effective yield.

* SALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

AUTOMATED CASH MANAGEMENT TRUST

Institutional Service Shares
Cash II Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT AUDITORS


Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812


AUTOMATED GOVERNMENT MONEY TRUST

A Portfolio of Money Market Obligations Trust

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Automated Government Money Trust
(Fund), dated September 30, 1999. Obtain the prospectus without charge by calling 1-800-341-7400.

September 30, 1999

60934N815 (9/99)

Contents
How is the Fund Organized?                       1
Securities in Which the Fund Invests             1
How is the Fund Sold?                            3
Subaccounting Services                           3
Redemption in Kind                               4
Massachusetts Partnership Law                    4
Account and Share Information                    4
Tax Information                                  4
Who Manages and Provides Services to the Fund?   5
How Does the Fund Measure Performance?           8
Who is Federated Investors, Inc.?                9
Addresses                                       11

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Fund, which was established on June 1, 1982, was reorganized as a portfolio of the Trust on April 30, 1999. Effective March 31, 1999, Federated Management, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).

SECURITIES IN WHICH THE FUND INVESTS

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund invests. U.S. Treasury securities U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks. Zero Coupon Securities Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.
  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created by separating the right to receive coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common form of "stripped" U.S. Treasury zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Special Transactions

Repurchase Agreements
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risk because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

When Issued Transactions
Delayed delivery transactions, including when issued transactions are arrangements in which a Fund purchases securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage
In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting or terminating special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional factors are outlined below.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

fundamental investment objective and policies
The Fund's investment objective is stability of principal and current income consistent with stability of principal. The Fund may invest in U.S. Treasury obligations and securities of other investment companies. "U.S. Treasury obligations" refers to instruments which are issued or guaranteed as to principal and interest by the U.S. Treasury and therefore constitute obligations of the United States of America. U.S. Treasury obligations include such instruments as (i) U.S. Treasury bills, notes and bonds and (ii) instruments of the Export-Import Bank of the U.S., the General Services Administration, the Small Business Administration and the Washington Metropolitan Area Transit Authority, maturing in 13 months or less from the date of acquisition or purchased pursuant to repurchase agreements which provide for repurchase by the seller within 13 months from the date of acquisition. The Fund may also purchase U.S. Treasury obligations on a when- issued or delayed delivery basis.
  The Fund may attempt to increase yield by trading portfolio instruments to take advantage of short-term market variations.

INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not purchase any portfolio instruments on margin or sell any portfolio instruments short but it may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio instruments.

Borrowing Money
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.
  Interest paid on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets except as necessary to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of Fund assets at the time of the borrowing.

Lending Cash or Securities
The Fund will not lend any of its assets, except that it may purchase or hold U.S. government obligations, including repurchase agreements, permitted by its investment objective and policies.

Issuing Senior Securities
The Fund will not issue senior securities, except as permitted by the investment objective and policies. The above limitations cannot be changed unless authorized by the Board of Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management. For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
  The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best- efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.
  Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
  Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
  Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.
  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.
  In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
  Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.
  As of September 10, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: VAR & Co., St Paul, MN, owned approximately 154,261,019 (7.57%) Shares; EGAP & Co., Burlington, VT, owned approximately 152,617,021 (7.49%) Shares; and Hare & Co., New York, NY, owned approximately 125,917,007 (6.18%) Shares.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 14 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.
  As of September 10, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



Name Birth Date Address Position     Principal Occupations for Past Five Years                Aggregate         Total Compensation
With Trust                                                                                    Compensation      From Trust and
                                                                                              From Trust        Fund Complex
John F. Donahue*# Birth Date:        Chief Executive Officer and Director or Trustee of the                $0   $0 for the Trust
July28, 1924 Federated Investors     Federated Fund Complex; Chairman and Director,                             and 54 other
Tower 1001 Liberty Avenue            Federated Investors, Inc.; Chairman and Trustee,                           investment
Pittsburgh, PA CHAIRMAN and TRUSTEE  Federated Investment Management Company; Chairman and                      companies in the
                                     Director, Federated Investment Counseling and                              Fund Complex
                                     Federated Global Investment Management Corp.;
                                     Chairman, Passport Research, Ltd.
Thomas G. Bigley Birth Date:         Director or Trustee of the Federated Fund Complex;            $31,152.11   $113,860.22 for
February3, 1934 15 Old Timber        Director, Member of Executive Committee, Children's                        the Trust and 54
Trail Pittsburgh, PA TRUSTEE         Hospital of Pittsburgh; Director, Robroy Industries,                       other investment
                                     Inc. (coated steel conduit/ computer storage                               companies in the
                                     equipment); formerly: Senior Partner, Ernst & Young                        Fund Complex
                                     LLP; Director, MED 3000 Group, Inc.;
                                     Director, Member of Executive Committee,
                                     University of Pittsburgh.
John T. Conroy, Jr. Birth Date:      Director or Trustee of the Federated Fund Complex;            $35,704.20   $125,264.48 for
June23, 1937 Wood Commercial Dept.   President, Investment Properties Corporation; Senior                       the Trust and 54
John R. Wood Associates, Inc.        Vice President, JohnR.Wood and Associates, Inc.,                           other investment
Realtors 3255 Tamiami Trail North    Realtors; Partner or Trustee in private real estate                        companies in the
Naples, FL TRUSTEE                   ventures in Southwest Florida; formerly: President,                        Fund Complex
             Naples Property Management, Inc. and Northgate Village
                            Development Corporation.
John F. Cunningham Birth Date:       Director or Trustee of some of the Federated Fund             $11,917.34   $0 for the Trust
March5, 1943 353 El Brillo Way       Complex; Chairman, President and Chief Executive                           and 43 other
Palm Beach, FL TRUSTEE               Officer, Cunningham & Co., Inc. (strategic business                        investment
                                     consulting) ; Trustee Associate, Boston College;                           companies in the
                                     Director, Iperia Corp. (communications/software);                          Fund Complex
                                     formerly: Director, Redgate Communications and EMC
                                     Corporation (computer storage systems). Previous
              Positions: Chairman of the Board and Chief Executive
              Officer, Computer Consoles, Inc.; President and Chief
              Operating Officer, Wang Laboratories; Director, First
               National Bank of Boston; Director, Apollo Computer,
                                     Inc.
Lawrence D. Ellis, M.D.* Birth       Director or Trustee of the Federated Fund Complex;            $32,453.74   $113,860.22 for
Date: October11, 1932 3471 Fifth     Professor of Medicine, University of Pittsburgh;                           the Trust and 54
Avenue Suite 1111 Pittsburgh, PA     Medical Director, University of Pittsburgh Medical                         other investment
TRUSTEE                              Center Downtown; Hematologist, Oncologist and                              companies in the
                                     Internist, University of Pittsburgh Medical Center;                        Fund Complex
              Member, National Board of Trustees, Leukemia Society
                                   of America.
Peter E. Madden Birth Date:          Director or Trustee of the Federated Fund Complex;            $29,513.42   $113,860.22 for
March16, 1942 One Royal Palm Way     formerly: Representative, Commonwealth of                                  the Trust and 54
100 Royal Palm Way Palm Beach, FL    Massachusetts General Court; President, State Street                       other investment
TRUSTEE                              Bank and Trust Company and State Street Corporation.                       companies in the
                                     Previous Positions: Director, VISA USA and VISA                            Fund Complex
                                     International; Chairman and Director, Massachusetts
                                     Bankers Association; Director, Depository Trust
                                     Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Position     Principal Occupations for Past Five Years                Aggregate         Total Compensation
With Trust                                                                                    Compensation      From Trust and
                                                                                              From Trust        Fund Complex
Charles F. Mansfield, Jr. Birth      Director or Trustee of some of the Federated Fund             $11,917.34   $0 for the Trust
Date: April10, 1945 80 South Road    Complex; Management Consultant. Previous Positions;                        and 43 other
Westhampton Beach, NY TRUSTEE        Chief Executive Officer, PBTC International Bank;                          investment
                                     Partner, Arthur Young & Company (now Ernst & Young                         companies in the
                                     LLP); Chief Financial Officer of Retail Banking                            Fund Complex
              Sector, Chase Manhattan Bank; Senior Vice President,
                 Marine Midland Bank; Vice President, Citibank;
              Assistant Professor of Banking and Finance, Frank G.
                  Zarb School of Business, Hofstra University.
John E. Murray, Jr., J.D., S.J.D.#   Director or Trustee of the Federated Fund Complex;            $29,822.54   $113,860.22 for
Birth Date: December20, 1932         President, Law Professor, Duquesne University;                             the Trust and 54
President, Duquesne University       Consulting Partner, Mollica & Murray; Director,                            other investment
Pittsburgh, PA TRUSTEE               Michael Baker Corp. (engineering, construction,                            companies in the
                                     operations, and technical support services). Previous                      Fund Complex
                                     Positions: Dean and Professor of Law, University of
                                     Pittsburgh School of Law; Dean and Professor of Law,
                                     Villanova University School of Law.
Marjorie P. Smuts Birth Date:        Director or Trustee of the Federated Fund Complex;            $28,684.13   $113,860.22 for
June21, 1935 4905 Bayard Street      Public Relations/Marketing/Conference Planning.                            the Trust and 54
Pittsburgh, PA TRUSTEE               Previous Positions: National Spokesperson, Aluminum                        other investment
                                     Company of America; television producer; business                          companies in the
                                     owner.                                                                     Fund Complex
John S. Walsh Birth Date:            Director or Trustee of some of the Federated Funds             $9,836.75   $0 for the Trust
November28, 1957 2007 Sherwood       Complex; President and Director, Heat Wagon,                               and 40 other
Drive Valparaiso, IN TRUSTEE         Inc.(manufacturer of construction temporary heaters);                      investment
                                     President and Director, Manufacturers Products, Inc.                       companies in the
                                     (distibutor of portable construction heaters);                             Fund Complex
                                     President, Portable Heater Parts, a
                                     division of Manufacturers Products, Inc.;
                                     Director, Walsh & Kelly, Inc.; formerly,
                                     Vice President, Walsh & Kelly, Inc. (heavy
                                     highway contractor).
J.Christopher Donahue Birth Date:    President or Executive Vice President of the Federated                $0   $0 for the Trust
April11, 1949 Federated Investors    Fund Complex; Director or Trustee of some of the Funds                     and 22 other
Tower 1001 Liberty Avenue            in the Federated Fund Complex; President, CEO and                          investment
Pittsburgh, PA PRESIDENT             Director, Federated Investors, Inc.; President and                         companies in the
                                     Trustee, Federated Investment Management Company;                          Fund Complex
                                     President and Trustee, Federated Investment
                                     Counseling, President and Director, Federated Global
                                     Investment Management Corp.; President, Passport
                                     Research, Ltd.; Trustee, Federated Shareholder
                                     Services Company; Director, Federated Services Company.
Edward C. Gonzales Birth Date:       Trustee or Director of some of the Funds in the                       $0   $0 for the Trust
October22, 1930 Federated            Federated Fund Complex; President, Executive Vice                          and 1 other
Investors Tower 1001 Liberty         President and Treasurer of some of the Funds in the                        investment company
Avenue Pittsburgh, PA EXECUTIVE      Federated Fund Complex; Vice Chairman, Federated                           in the Fund Complex
VICE PRESIDENT                       Investors, Inc.; Vice President, Federated Investment
                                     Management Company, Federated Global Investment
                                     Management Corp. and Passport Research, Ltd.;
                                     Executive Vice President and Director, Federated
                                     Securities Corp.; Trustee, Federated Shareholder
                                     Services Company.
John W. McGonigle Birth Date:        Executive Vice President and Secretary of the                         $0   $0 for the Trust
October26, 1938 Federated            Federated Fund Complex; Executive Vice President,                          and 54 other
Investors Tower 1001 Liberty         Secretary and Director, Federated Investors, Inc.;                         investment
Avenue Pittsburgh, PA EXECUTIVE      Trustee, Federated Investment Management Company;                          companies in the
VICE PRESIDENT and SECRETARY         Trustee, Federated Investment Counseling and Director,                     Fund Complex
                                     Federated Global Investment Management Corp.;
                                     Director, Federated Services Company; Director,
                                     Federated Securities Corp.
Richard J.Thomas Birth Date:         Treasurer of the Federated Fund Complex; Vice                         $0   $0 for the Trust
June17, 1954 Federated Investors     PresidentFunds Financial Services Division, Federated                      and 54 other
Tower 1001 Liberty Avenue            Investors, Inc.; formerly: various management                              investment
Pittsburgh, PA TREASURER             positions within Funds Financial Services Division of                      companies in the
                                     Federated Investors, Inc.                                                  Fund Complex

Name Birth Date Address Position     Principal Occupations for Past Five Years                Aggregate         Total Compensation
With Trust                                                                                    Compensation      From Trust and
                                                                                              From Trust        Fund Complex
William D. Dawson, III Birth Date:   Chief Investment Officer of this Fund and various                     $0   $0 for the Trust
March3, 1949 Federated Investors     other Funds in the Federated Fund Complex; Executive                       and 41 other
Tower 1001 Liberty Avenue            Vice President, Federated Investment Counseling,                           investment
Pittsburgh, PA CHIEF INVESTMENT      Federated Global Investment Management Corp.,                              companies in the
OFFICER                              Federated Investment Management Company and Passport                       Fund Complex
                                     Research, Ltd.; Registered Representative,
                                     Federated Securities Corp.; Portfolio
                                     Manager, Federated Administrative Services;
                                     Vice President, Federated Investors, Inc.;
                                     formerly: Executive Vice President and
                                     Senior Vice President, Federated Investment
                                     Counseling Institutional Portfolio
                                     Management Services Division; Senior Vice
                                     President, Federated Research Corp.,
                                     Federated Advisers, Federated Management,
                                     Federated Research, and Passport Research,
                                     Ltd.
Richard B. Fisher Birth Date:        President or Vice President of some of the Funds in                   $0   $0 for the Trust
May17, 1923 Federated Investors      the Federated Fund Complex; Director or Trustee of                         and 6 other
Tower 1001 Liberty Avenue            some of the Funds in the Federated Fund Complex;                           investment
Pittsburgh, PA VICE PRESIDENT        Executive Vice President, Federated Investors, Inc.;                       companies in the
                                     Chairman and Director, Federated Securities Corp.                          Fund Complex
Deborah A. Cunningham Birth Date:    Deborah A. Cunningham is Vice President of the Trust.                 $0   $0 for the Trust
September15, 1959 Federated          Ms.Cunningham joined Federated Investors in 1981 and                       and 6 other
Investors Tower 1001 Liberty         has been a Senior Portfolio Manager and a Senior Vice                      investment
Avenue Pittsburgh, PA VICE           President of the Fund's investment adviser since 1997.                     companies in the
PRESIDENT                            Ms.Cunningham served as a Portfolio Manager and a Vice                     Fund Complex
                                     President of the investment adviser from 1993 until
                                     1996. Ms.Cunningham is a Chartered Financial Analyst
                                     and received her M.S.B.A. in Finance from Robert
                                     Morris College.
Mary Jo Ochson Birth Date:           Mary Jo Ochson is Vice President of the Trust.                        $0   $0 for the Trust
September12, 1953 Federated          Ms.Ochson joined Federated Investors in 1982 and has                       and 7 other
Investors Tower 1001 Liberty         been a Senior Portfolio Manager and a Senior Vice                          investment
Avenue Pittsburgh, PA VICE           President of the Fund's investment adviser since 1996.                     companies in the
PRESIDENT                            From 1988 through 1995, Ms.Ochson served as a                              Fund Complex
              Portfolio Manager and a Vice President of the Fund's
             investment adviser. Ms.Ochson is a Chartered Financial
               Analyst and received her M.B.A. in Finance from the
                                     University of Pittsburgh.


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.
# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.
+        Mr. Donahue is the father of J. Christopher Donahue, President of the
Trust.
++ Messrs. Cunningham, Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.
  The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.
  Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee      Average Aggregate Daily Net
                                Assets of the Federated Funds
0.150 of 1%                     on the first $250million
0.125 of 1%                     on the next $250million
0.100 of 1%                     on the next $250million
0.075 of 1%                     on assets in excess of
                                $750million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
  Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of- pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTs
The independent public accountant for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatements.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended July31          1999         1998       1997
Advisory Fee Earned           $11,341,399 $11,656,534 $12,237,712
Advisory Fee Reduction        5,744,751    5,783,663  6,473,371
Administrative Fee            1,710,283    1,758,583  1,848,619
Shareholder Services Fee      5,443,871


For the fiscal years ended July 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on April 30, 1999.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.
  The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.
  Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns given for the one-year, five-year and ten-year periods ended July
  31, 1999. Yield and Effective Yield given for the seven-day period ended July 31, 1999.
                        7-Day Period  1 Year   5        10
                                               Years    Years
Total Return            N/A           4.50%    4.97%    4.97%
Yield                   4.42%         N/A      N/A      N/A
Effective Yield         4.52%         N/A      N/A      N/A


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.
  The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD and effective yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base-period return; and multiplying the base-period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.
  To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:
n        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to
  certain indices;
n charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
n discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
n information about the mutual fund industry from sources such as the Investment Company Institute. The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.
  The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.
  You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.
Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report
IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to- date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Salomon 30-Day Treasury Bill Index
Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.
  Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector, Federated has more than 28 years' of experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

Government Funds
In the government sector, as of December 31, 1998, Federated managed 9 mortgage-backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.
  The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

Federated Clients Overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/ endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

aUTOMATED GOVERNMENT MONEY TRUST
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116


TRUST FOR U.S. TREASURY OBLIGATIONS

A Portfolio of Money Market Obligations Trust

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Trust for U.S. Treasury Obligations
(Fund), dated September 30, 1999.

Obtain the prospectus without charge by calling 1-800-341-7400.

September 30, 1999

8110114B (9/99)

Contents
How is the Fund Organized?                       1
Securities in Which the Fund Invests             1
How is the Fund Sold?                            3
Subaccounting Services                           3
Redemption in Kind                               4
Massachusetts Partnership Law                    4
Account and Share Information                    4
Tax Information                                  4
Who Manages and Provides Services to the Fund?   5
How Does the Fund Measure Performance?           8
Who is Federated Investors, Inc.?                9
Addresses                                       11

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Fund, which was established on July 24, 1979, was reorganized as a portfolio of the Trust on April 30, 1999. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Research, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).

SECURITIES IN WHICH THE FUND INVESTS

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund invests. U.S. Treasury securities U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks. Zero Coupon Securities Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.
  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of "stripped" U.S. Treasury zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in- kind or PIK securities.

Special Transactions
Repurchase Agreements
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.
Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. delayed delivery Transactions Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
ASSET COVERAGE
In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting transaction or terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

fundamental investment objective and policies
The Fund's investment objective is stability of principal and current income consistent with stability of principal.
  "U.S. Treasury obligations" refers to instruments which are issued or guaranteed as to principal and interest by the U.S. Treasury and therefore constitute obligations of the United States of America. U.S. Treasury obligations include such instruments as (i) U.S. Treasury bills, notes and bonds and (ii) instruments of the Export-Import Bank of the U.S., the General Services Administration, the Small Business Administration and the Washington Metropolitan Area Transit Authority, maturing in 13 months or less from the date of acquisition or purchased pursuant to repurchase agreements which provide for repurchase by the seller within 13 months from the date of acquisition. The Fund may also purchase U.S. Treasury obligations on a when- issued or delayed delivery basis.
  The Fund may attempt to increase yield by trading portfolio instruments to take advantage of short-term market variations.
  The investment objective and policies may not be changed by the Fund's Trustees without shareholder approval.

INVESTMENT LIMITATIONS

Selling Short
The Fund will not sell any portfolio instruments short.

Buying on Margin
The Fund will not purchase any portfolio instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio instruments.

Borrowing Money
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments (any such borrowings under this section will not be collateralized.) This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests where liquidation of portfolio instruments is deemed to be inconvenient or disadvantageous. Interest paid by the Fund on borrowed funds will not be available for investment.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the pledge.

Lending Cash or Securities
The Fund will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations including repurchase agreements as permitted by its investment objective and policies.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts or commodity futures contracts.

Investing in Real Estate
The Fund will not purchase or sell real estate, including limited partnership interests.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.
  The above limitations cannot be changed unless authorized by the Board of Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Restricted Securities
The Fund will not invest in securities subject to restrictions on resale under federal securities law.

Investing in Illiquid Securities
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
  The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best- efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal record- keeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
  Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
  Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.
  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.
  In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
  Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.
  As of September 10, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: First Union National Bank, Charlotte, NC, on behalf of certain underlying accounts, owned approximately 179,461,126 (12.66%) Shares; Fleet Securities, Rochester, NY, owned approximately 96,411,133 (6.79%) Shares; and Cobatco, Synovus Trust Company, Columbus GA, owned approximately 95,509,445 (6.73%) Shares.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 14 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.
  As of September 10, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding
Shares.



Name Birth Date Address Position       Principal Occupations for Past Five Years           Aggregate       Total Compensation From
With Trust                                                                                 Compensation    Trust and Fund Complex
                                                                                           From Trust
John F. Donahue*# Birth Date:          Chief Executive Officer and Director or Trustee                 $0  $0 for the Trust and 54
July28, 1924 Federated Investors       of the Federated Fund Complex; Chairman and                         other investment
Tower 1001 Liberty Avenue              Director, Federated Investors, Inc.; Chairman and                   companies in the Fund
Pittsburgh, PA CHAIRMAN and TRUSTEE    Trustee, Federated Investment Management Company;                   Complex
                                       Chairman and Director, Federated Investment
                                       Counseling and Federated Global Investment
                                       Management Corp.; Chairman, Passport Research,
                                       Ltd.
Thomas G. Bigley Birth Date:           Director or Trustee of theFederated Fund Complex;       $31,152.11  $113,860.22 for the
February3, 1934 15 Old Timber Trail    Director, Member of Executive Committee,                            Trust and 54 other
Pittsburgh, PA TRUSTEE                 Children's Hospital of Pittsburgh; Director,                        investment companies in
                                       Robroy Industries, Inc. (coated steel                               the Fund Complex
                                       conduits/computer storage equipment); formerly:
                                       Senior Partner, Ernst & Young LLP; Director, MED
                                       3000 Group, Inc. (physician practice management);
                                       Director, Member of Executive Committee,
                                       University of Pittsburgh.
John T. Conroy, Jr. Birth Date:        Director or Trustee of the Federated Fund               $35,704.20  $125,264.48 for the
June23, 1937 Wood/IPC Commercial       Complex; President, Investment Properties                           Trust and 54 other
Dept. John R. Wood Associates, Inc.    Corporation; Senior Vice President, JohnR.Wood                      investment companies in
Realtors 3255 Tamiami Trail North      and Associates, Inc., Realtors; Partner or                          the Fund Complex
Naples, FL TRUSTEE                     Trustee in private real estate ventures in
                                       Southwest Florida; formerly: President, Naples
                                       Property Management, Inc. and Northgate Village
                                       DevelopmentCorporation.
John F. Cunningham Birth Date:         Director or Trustee of some of the Federated Fund       $11,917.34  $0 for the Trust and 46
March5, 1943 353 El Brillo Way Palm    Complex; Chairman, President and Chief Executive                    other investment
Beach, FL TRUSTEE                      Officer, Cunningham & Co., Inc. (strategic                          companies in the Fund
                                       business consulting); Trustee Associate, Boston                     Complex
                                       College; Director, Iperia Corp.
                                       (communications/software); formerly: Director,
                                       Redgate Communications and EMC Corporation
                                       (computer storagesystems). Previous Positions:
                                       Chairman of the Board and Chief Executive
                                       Officer, Computer Consoles, Inc.; President and
                                       Chief Operating Officer, Wang Laboratories;
                                       Director, First National Bank of Boston;
                                       Director, Apollo Computer, Inc.
Lawrence D. Ellis, M.D.* Birth Date:   Director or Trustee of the Federated Fund               $32,453.42  $113,860.22 for the
October11, 1932 3471 Fifth Avenue      Complex; Professor of Medicine, University of                       Trust and 54 other
Suite 1111 Pittsburgh, PA TRUSTEE      Pittsburgh; Medical Director, University of                         investment companies in
                                       Pittsburgh Medical Center Downtown; Hematologist,                   the Fund Complex
                                       Oncologist and Internist, University of
                Pittsburgh Medical Center; Member, National Board
                    of Trustees, Leukemia Society of America.
Peter E. Madden Birth Date: March16,   Director or Trustee of the Federated Fund               $29,513.42  $113,860.22 for the
1942 One Royal Palm Way 100 Royal      Complex; formerly: Representative, Commonwealth                     Trust and 54 other
Palm Way Palm Beach, FL TRUSTEE        of Massachusetts General Court; President, State                    investment companies in
                                       Street Bank and Trust Company and State Street                      the Fund Complex
                                       Corporation. Previous Positions: Director, VISA
                                       USA and VISA International; Chairman and
                                       Director, Massachusetts Bankers Association;
                                       Director, Depository Trust Corporation; Director,
                                       The Boston Stock Exchange.

Name Birth Date Address Position       Principal Occupations for Past Five Years           Aggregate       Total Compensation From
With Trust                                                                                 Compensation    Trust and Fund Complex
                                                                                           From Trust
Charles F. Mansfield, Jr. Birth        Director or Trustee of some of the Federated Fund       $11,917.34  $0 for the Trust and 50
Date: April10, 1945 80 South Road      Complex; Management Consultant. Previous                            other investment
Westhampton Beach, NY TRUSTEE          Positions: Chief Executive Officer, PBTC                            companies in the Fund
                                       International Bank; Partner, Arthur Young &                         Complex
                                       Company (now Ernst & Young LLP); Chief Financial
                                       Officer of Retail Banking Sector, Chase Manhattan
                                       Bank; Senior Vice President, Marine Midland Bank;
                                       Vice President, Citibank; Assistant Professor of
                                       Banking and Finance, Frank G. Zarb School of
                                       Business, Hofstra University.
John E. Murray, Jr., J.D., S.J.D.#     Director or Trustee of theFederated Fund Complex;       $29,822.54  $113,860.22 for the
Birth Date: December20, 1932           President, Law Professor, Duquesne University;                      Trust and 54 other
President, Duquesne University         Consulting Partner, Mollica & Murray; Director,                     investment companies in
Pittsburgh, PA TRUSTEE                 Michael Baker Corp. (engineering, construction,                     the Fund Complex
                                       operations, and technicalservices). Previous
                Positions: Dean and Professor of Law, University
                                       of Pittsburgh School of Law; Dean and Professor
                                       of Law, Villanova University School of Law.
Marjorie P. Smuts Birth Date:          Director or Trustee of the Federated Fund               $28,684.13  $113,860.22 for the
June21, 1935 4905 Bayard Street        Complex; Public Relations/Marketing/Conference                      Trust and 54 other
Pittsburgh, PA TRUSTEE                 Planning. Previous Positions: National                              investment companies in
                                       Spokesperson, Aluminum Company of
                                       America; the Fund Complex television
                                       producer; business owner.
John S. Walsh Birth Date:              Director or Trustee of some of the Federated Fund        $9,836.75  $0 for the Trust and 48
November28, 1957 2007 Sherwood Drive   Complex; President and Director, Heat Wagon, Inc.                   other investment
Valparaiso, IN TRUSTEE                 (manufacturer of construction temporary heaters);                   companies in the Fund
                                       President and Director, Manufacturers Products,                     Complex
                                       Inc. (distributor of portable construction
                                       heaters); President, Portable Heater Parts, a
                                       division of Manufacturers Products, Inc.;
                                       Director, Walsh & Kelly, Inc. (heavy highway
                                       contractor); formerly: Vice President, Walsh &
                                       Kelly, Inc.
J.Christopher Donahue Birth Date:      President or Executive Vice President of the                    $0  $0 for the Trust and 16
April11, 1949 Federated Investors      Federated Fund Complex; Director or Trustee of                      other investment
Tower 1001 Liberty Avenue              some of the Funds in the Federated Fund Complex;                    companies in the Fund
Pittsburgh, PA PRESIDENT               President, CEO and Director, Federated Investors,                   Complex
                                       Inc.; President and Trustee, Federated
                                       Investment Management Company; President
                                       and Trustee, Federated Investment
                                       Counseling, President and Director,
                                       Federated Global Investment Management
                                       Corp.; President, Passport Research,
                                       Ltd.; Trustee, Federated Shareholder
                                       Services Company; Director, Federated
                                       Services Company.
Edward C. Gonzales Birth Date:         Trustee or Director of some of the Funds in the                 $0  $0 for the Trust and 1
October22, 1930 Federated Investors    Federated Fund Complex; President, Executive Vice                   other investment
Tower 1001 Liberty Avenue              President and Treasurer of some of the Funds in                     company in the Fund
Pittsburgh, PA EXECUTIVE VICE          the Federated Fund Complex; Vice Chairman,                          Complex
PRESIDENT                              Federated Investors, Inc.; Vice President,
                                       Federated Investment Management Company,
                                       Federated Investment Counseling, Federated Global
                                       Investment Management Corp. and Passport
                                       Research, Ltd.; Executive Vice President and
                                       Director, Federated Securities Corp.; Trustee,
                                       Federated Shareholder Services Company.
John W. McGonigle Birth Date:          Executive Vice President and Secretary of the                   $0  $0 for the Trust and 54
October26, 1938 Federated Investors    Federated Fund Complex; Executive Vice President,                   other investment
Tower 1001 Liberty Avenue              Secretary, and Director, Federated Investors,                       companies in the Fund
Pittsburgh, PA EXECUTIVE VICE          Inc.; Trustee, Federated Investment Management                      Complex
PRESIDENT and SECRETARY                Company; Trustee, Federated Investment Counseling
                                       and Director, Federated Global Investment
                                       Management Corp.; Director, Federated Services
                                       Company; Director, Federated Securities Corp.
Richard J.Thomas Birth Date: June17,   Treasurer of the Federated Fund Complex; Vice                   $0  $0 for the Trust and 54
1954 Federated Investors Tower 1001    President Funds Financial Services Division,                        other investment
Liberty Avenue Pittsburgh, PA          Federated Investors, Inc.; formerly: various                        companies in the Fund
TREASURER                              management positions within Funds Financial                         Complex
                                       Services Division of Federated Investors, Inc.

Name Birth Date Address Position       Principal Occupations for Past Five Years           Aggregate       Total Compensation From
With Trust                                                                                 Compensation    Trust and Fund Complex
                                                                                           From Trust
William D. Dawson, III Birth Date:     Chief Investment Officer of this Fund and various               $0  $0 for the Trust and 41
March3, 1949 Federated Investors       other Funds in the Federated Fund Complex;                          other investment
Tower 1001 Liberty Avenue              Executive Vice President, Federated Investment                      companies in the Fund
Pittsburgh, PA CHIEF INVESTMENT        Counseling, Federated Global Investment                             Complex
OFFICER                                Management Corp., Federated Investment Management
                                       Company and Passport Research, Ltd.;
                                       Registered Representative, Federated
                                       Securities Corp.; Portfolio Manager,
                                       Federated Administrative Services; Vice
                                       President, Federated Investors, Inc.;
                                       formerly: Executive Vice President and
                                       Senior Vice President, Federated
                                       Investment Counseling Institutional
                                       Portfolio Management Services Division;
                                       Senior Vice President, Federated Research
                                       Corp., Federated Advisers, Federated
                                       Management, Federated Research, and
                                       Passport Research, Ltd.
Richard B. Fisher Birth Date: May17,   President or Vice President of some of the Funds                $0  $0 for the Trust and 6
1923 Federated Investors Tower 1001    in the Federated Fund Complex; Director or                          other investment
Liberty Avenue Pittsburgh, PA VICE     Trustee of some of the Funds in the Federated                       companies in the Fund
PRESIDENT                              Fund Complex; Executive Vice President, Federated                   Complex
                Investors, Inc.; Chairman and Director, Federated
                                Securities Corp.
Deborah A. Cunningham Birth Date:      Deborah A. Cunningham is Vice President of the                  $0  $0 for the Trust and 6
September15, 1959 Federated            Trust. Ms.Cunningham joined Federated Investors                     other investment
Investors Tower 1001 Liberty Avenue    in 1981 and has been a Senior Portfolio Manager                     companies in the Fund
Pittsburgh, PA VICE PRESIDENT          and a Senior Vice President of the Fund's                           Complex
                                       investment adviser since 1997. Ms.Cunningham
                                       served as a Portfolio Manager and a Vice
                                       President of the investment adviser from 1993
                                       until 1996. Ms.Cunningham is a Chartered
                                       Financial Analyst and received her M.S.B.A. in
                                       Finance from Robert Morris College.
Mary Jo Ochson Birth Date:             Mary Jo Ochson is Vice President of the Trust.                  $0  $0 for the Trust and 7
September12, 1953 Federated            Ms.Ochson joined Federated Investors in 1982 and                    other investment
Investors Tower 1001 Liberty Avenue    has been a Senior Portfolio Manager and a Senior                    companies in the Fund
Pittsburgh, PA VICE PRESIDENT          Vice President of the Fund's investment adviser                     Complex
                                       since 1996. From 1988 through 1995, Ms.Ochson
                                       served as a Portfolio Manager and a Vice
                                       President of the Fund's investment adviser.
                                       Ms.Ochson is a Chartered Financial Analyst and
                                       received her M.B.A. in Finance from the
                                       University of Pittsburgh.


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.
# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.
+        Mr. Donahue is the father of J. Christopher Donahue, President of the
Trust.
++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Trustees/Directors on January 1, 1999, and July 1, 1999, respectively. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.
  The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
  The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board. Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser.
When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee      Average Aggregate Daily Net
                                Assets of the Federated Funds
0.150 of 1%                     on the first $250million
0.125 of 1%                     on the next $250million
0.100 of 1%                     on the next $250million
0.075 of 1%                     on assets in excess of
                                $750million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT auditor
The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended                 1998        1997        1996
September30
Advisory Fee Earned           $7,602,021   $9,753,169 $11,252,925
Advisory Fee Reduction        1,886,024    2,452,468  2,913,538
Brokerage Commissions                 0           0           0
Administrative Fee            1,433,292    1,841,240  2,127,329
Shareholder Services Fee        950,253         N/A         N/A

For the Period Ended July31        19991
Advisory Fee Earned           $6,001,262
Advisory Fee Reduction        1,523,031
Brokerage Commissions                 0
Administrative Fee            1,131,238
Shareholder Services Fee        750,158


1  The Fund has changed its fiscal year-end from September 30 to July 31.
For the fiscal years ended September 30, 1998, 1997 and 1996, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on April 30, 1999.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.
  The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.
  Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns given for the one-year, five-year and ten-year periods ended July
  31, 1999. Yield and Effective Yield given for the seven-day period ended July 31, 1999.
                        7 Day Period  1 Year   5        10
                                               Years    Years
Total Return                          4.65%    5.11%    5.10%
Yield                   4.57%
Effective Yield         4.68%


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

  The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD and effective yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base-period to determine the base-period return; and multiplying the base-period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.
  To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:
n        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to
  certain indices;
n charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
n discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
n information about the mutual fund industry from sources such as the Investment Company Institute. The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.
  The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.
  You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report
IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Salomon 30-Day Treasury Bill Index
Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.
  Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector, Federated has more than 28 years' of experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds
In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.
  The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

Federated Clients Overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/ endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

Trust for u.s. treasury obligations
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditor
Ernst&Young LLP
200 Clarendon Street
Boston, MA 02116-5072


PART C.         OTHER INFORMATION.
Item 23           Exhibits:

  (a)   (i)         Conformed copy of Declaration of Trust of the
                     Registrant; (12)
        (ii)        Conformed copy of Amendment No. 1 to the Declaration of
                     Trust of the  Registrant; (12)
        (iii)       Conformed copy of Amendment No. 2 to the Declaration of
                     Trust of the  Registrant; (17)
        (iv)        Conformed copy of Amendment No. 3 to the Declaration of
                     Trust of the  Registrant; (17)
        (v)         Conformed copy of Amendment No. 4 to the Declaration of
                     Trust of the  Registrant; (17)
        (vi)        Conformed copy of Amendment No. 5 to the Declaration of
                     Trust of the     Registrant; (17)
        (vii)       Conformed copy of Amendment No. 6 to the Declaration of
                     Trust of the   Registrant; (17)
        (viii)      Conformed copy of Amendment No. 8 to the Declaration of
                     Trust of the  Registrant; (10)
        (ix)        Conformed copy of Amendment No. 9 to the Declaration of
                     Trust of the   Registrant; (15)
        (x)         Conformed copy of Amendment No. 10 to the Declaration of
                     Trust of the    Registrant; (16)
        (xi)        Conformed copy of Amendment No. 11 to the Declaration of
                     Trust of the  Registrant; (21)
        (xii)       Conformed copy of Amendment No. 12 to the Declaration of
                     Trust of the   Registrant; (21)
  (b)   (i)         Copy of By-Laws of the Registrant; (12)
        (ii)        Copy of Amendment No. 1 to By-Laws of the
                    Registrant; (17)
        (iii)       Copy of Amendment No. 2 to By-Laws of the  Registrant; (17)
        (iv)        Copy of Amendment No. 3 to By-Laws of the  Registrant; (17)
        (v)         Copy of Amendment No. 4 to By-Laws of the  Registrant; (17)
  (c)   (i)         Copy of Specimen Certificate for Shares of Beneficial
                     Interest of the  Registrant; (8)

(ii)  Copies of  Specimen  Certificates  for Shares of  Beneficial  Interest  of
Automated Cash  ...........Management  Trust - Cash II Shares and  Institutional
Service Shares; (16)


8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed February 21, 1995. (File Nos. 33-31602 and 811-5950).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed September 23, 1996. (File Nos. 33-31602 and 811-5950).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).

(iii)  Copies of  Specimen  Certificates  for Shares of  Beneficial  Interest of
Treasury Obligations .....Fund - Institutional Capital Shares; (16)

(d)  (i) Conformed copy of Investment Advisory Contract of the Registrant; (12)

(ii) Conformed copy of Exhibit A to the Investment Advisory Contract of the Registrant; (12)

(iii)Conformed copy of Exhibit B to the Investment Advisory Contract of the Registrant; (12)

(iv) Conformed copy of Exhibit D to the Investment Advisory Contract of the Registrant; (12)

(v) Conformed copy of Exhibit E to the Investment Advisory Contract of the Registrant; (12)

(vi) Conformed copy of Exhibit G to the Investment Advisory Contract of the Registrant; (12)

(vii)Conformed copy of Exhibit H to the Investment Advisory Contract of the Registrant; (21)

(viii) Conformed copy of Exhibit I to the Investment Advisory Contract of the Registrant; (21)

(ix) Conformed copy of Exhibit J to the Investment Advisory Contract of the Registrant; (21)

(x) Conformed copy of Exhibit K to the Investment Advisory Contract of the Registrant; (21)

(xi) Conformed copy of Exhibit L to the Investment Advisory Contract of the Registrant; (21)

(xii)Conformed copy of Exhibit M to the Investment Advisory Contract of the Registrant; (21)

(xiii) Conformed copy of Exhibit N to the Investment Advisory Contract of the Registrant; (21)

(xiv)Conformed copy of Exhibit O to the Investment Advisory Contract of the Registrant; (21)

(xv) Conformed copy of Exhibit P to the Investment Advisory Contract of the Registrant; (21)

(xvi)Conformed copy of Exhibit Q to the Investment Advisory Contract of the Registrant; (21)

(xvii) Conformed copy of Exhibit R to the Investment Advisory Contract of the Registrant; (21)

(e)  (i) Conformed copy of Distributor's Contract of the Registrant; (7)

(ii) Conformed  copy  of  Exhibit  A  to  the  Distributor's   Contract  of  the
     Registrant; (21)

(iii)Conformed  copy  of  Exhibit  C  to  the  Distributor's   Contract  of  the
     Registrant; (21)

(iv) Conformed  copy  of  Exhibit  D  to  the  Distributor's   Contract  of  the
     Registrant; (15)




7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed May 6, 1994. (File Nos. 33-31602 and 811-5950).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed September 23, 1996. (File Nos. 33-31602 and 811-5950).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).

        (v)         Conformed copy of Exhibit E to the Distributor's Contract
                     of the Registrant; (16)
        (vi)        Conformed copy of Exhibit F to the Distributor's Contract
                     of the    Registrant; (16)
        (vii)       Conformed copy of Exhibit G to the Distributor's Contract
                     of the   Registrant; (21)
        (viii)      Conformed copy of Exhibit H to the Distributor's Contract
                     of the  Registrant; (21)
        (ix)        Conformed copy of Exhibit I to the Distributor's Contract
                     of the  Registrant; (21)
        (x)         The Registrant hereby incorporates
                    the conformed copy of the specimen
                    Mutual Funds Sales and Service
                    Agreement; Mutual Funds Service
                    Agreement; and Plan Trustee/ Mutual
                    Funds Service Agreement from Item
                    24(b)(6) of the Cash Trust Series
                    II Registration Statement on Form
                    N-1A filed with the Commission on
                    July 24, 1995.
                    (File Nos. 33-38550 and 811-6269).
  (f)   Not applicable;
  (g)      (i)      Conformed copy of Custodian Agreement of the Registrant; (8)
           (ii)    Conformed copy of Custodian Fee Schedule;   (17)
  (h)      (i)      Conformed copy of Amended and Restated Agreement for Fund
                    Accounting Services,
                    Administrative Services, Transfer Agency Services and
                    Custody Services
                    Procurement; (21)
           (ii)     The responses described in Item 23(e)(x) are hereby
                    incorporated by reference.
           (iii)    Conformed copy of Amended and Restated Shareholder Services
                    Agreement of the Registrant; (21)
           (iv)     The Registrant hereby incorporates
                    by reference the conformed copy of
                    the Shareholder Services
                    Sub-Contract between Fidelity and
                    Federated Shareholder Services from
                    Item 24(b)(9)(iii) of the Federated
                    GNMA Trust Registration Statement
                    on Form N-1A, filed with the
                    Commission on March 25, 1996 (File
                    Nos.
                    2-75670 and 811-3375).

(i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12)

+        All exhibits filed electronically.


8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).

(j)      (i)     Conformed copy of Consent of Arthur Andersen         LLP for:
                 (a)      Automated Cash Management Trust; +
                 (b)      Federated Short-Term U.S. Government      Trust;
         (19)
                 (c)      Government Obligations Fund; (17)
                 (d)      Government Obligations Tax-Managed Fund;  (17)
                 (e)      Prime Obligations Fund; (17)
                 (f)      Tax-Free Obligations Fund; (17)
                 (g)      Treasury Obligations Fund; (17)
                 (h)      Trust for Government Cash Reserves; (19)
         (ii) Conformed copy of Consent of Ernst &
Young LLP for:
                   (a)      Automated Government Cash Reserves; (21)
                   (b)      Automated Treasury Cash Reserves; (21)
                   (c)      U.S. Treasury Cash Reserves; (21)
                   (d)      Trust for U.S. Treasury Obligations; +

           (iii)   Conformed copy of Consent of Deloitte & Touche       LLP for:
                   (a)      Automated Government Money Trust;+
                   (b)      Federated Master Trust; (19)
                   (c)      Liquid Cash Trust; (20)
                   (d)      Trust for Short-Term U.S. Government
           Securities (19)
  (k)      Not applicable;
  (l)      Conformed copy of Initial Capital Understanding; (12)
  (m)      (i)     Conformed copy of Distribution Plan of the Registrant; (16)
           (ii)    Conformed copy of Exhibit A to the Distribution Plan of the
                   Registrant; (16)
           (iii)   Conformed copy of Exhibit B to the Distribution Plan of the
                   Registrant; (21)
           (iv)    The responses described in Item
                   23(e)(x) are hereby incorporated by
                   reference.
  (n)      The Registrant hereby incorporates the
           conformed copy of the specimen Multiple
           Class Plan from Item 24(b)(18) of the World
           Investment Series, Inc. Registration
           Statement on Form N-1A, filed with the
           Commission on January 26, 1996. (File Nos.
           33-52149 and 811-07141).

+        All exhibits filed electronically.


12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed April 26, 1999. (File Nos. 33-31602 and 811-5950).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed May 25, 1999. (File Nos. 33-31602 and 811-5950).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).

 (o)      (i)     Conformed copy of Power of Attorney of the  Registrant; (18)
          (ii)    Conformed copy of Power of Attorney of
                  Chief Investment Officer of the     Registrant; (18)
          (iii)   Conformed copy of Power of Attorney of
                  Treasurer of the Registrant; (18)

Item 24.      Persons Controlled by or Under Common Control with the Fund:

              None

Item 25.      Indemnification:  (1)

Item 26.      Business and Other Connections of the Investment Adviser:

              For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:          William D. Dawson, III
                                                  Henry A. Frantzen
                                                  J. Thomas Madden

              Senior Vice Presidents:             Joseph M. Balestrino
                                                  David A. Briggs
                                                  Drew J. Collins
                                                  Jonathan C. Conley
                                                  Deborah A. Cunningham
                                                  Mark E. Durbiano
                                                  Jeffrey A. Kozemchak
                                                  Sandra L. McInerney
                                                  Susan M. Nason
                                                  Mary Jo Ochson
                                                  Robert J. Ostrowski

              Vice Presidents:                    Todd A. Abraham
                                                  J. Scott Albrecht
                                                  Arthur J. Barry
                                                  Randall S. Bauer
                                                  G. Andrew Bonnewell
                                                  Micheal W. Casey
                                                  Robert E. Cauley
                                                  Alexandre de Bethmann
B.       Anthony Delserone, Jr.
                                                  Michael P. Donnelly
                                                  Linda A. Duessel
                                                  Donald T. Ellenberger
                                                  Kathleen M. Foody-Malus
                                                  Thomas M. Franks

     1.  Response  is  incorporated   by  reference  to   Registrant's   Initial
Registration Statement on Form N-1A filed October 20, 1989. (File Nos. 33-31602 and 811-5950).

     18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 12, 1999. (File Nos. 33-31602 and 811-5950).



                                                                  James E. Grefenstette
                                                                  Marc Halperin
                                                                  Patricia L. Heagy
                                                                  Susan R. Hill
                                                                  William R. Jamison
                                                                  Constantine J. Kartsonas
                                                                  Robert M. Kowit
                                                                  Richard J. Lazarchic
                                                                  Steven Lehman
                                                                  Marian R. Marinack
                                                                  William M. Painter
                                                                  Jeffrey A. Petro
                                                                  Keith J. Sabol
                                                                  Frank Semack
                                                                  Aash M. Shah
                                                                  Michael W. Sirianni, Jr.
                                                                  Christopher Smith
                                                                  Edward J. Tiedge
                                                                  Leonardo A. Vila
                                                                  Paige M. Wilhelm
                                                                  George B. Wright
              Assistant Vice Presidents:                          Arminda Aviles
                                                                  Nancy J. Belz
                                                                  Lee R. Cunningham, II
                                                                  James H. Davis, II
                                                                  Jacqueline A. Drastal
                                                                  Paul S. Drotch
                                                                  Salvatore A. Esposito
                                                                  Donna M. Fabiano
                                                                  Gary E. Farwell
                                                                  Eamonn G. Folan
                                                                  John T. Gentry
                                                                  John W. Harris
                                                                  Nathan H. Kehm
                                                                  John C. Kerber
                                                                  Grant K. McKay
                                                                  Christopher Matyszewski
                                                                  Natalie F. Metz
                                                                  Thomas Mitchell
                                                                  Joseph M. Natoli
                                                                  Trent Neville
                                                                  Ihab Salib
                                                                  Roberto Sanchez-Dahl, Sr.
                                                                  James W. Schaub
                                                                  John Sheehy
                                                                  John Sidawi
                                                                  Matthew K. Stapen
                                                                  Diane Tolby
                                                                  Timothy G. Trebilcock
                                                                  Steven J. Wagner
                                                                  Lori A. Wolff

              Secretary:                                          G. Andrew Bonnewell

              Treasurer:                                          Thomas R. Donahue

              Assistant Secretaries:                              C. Grant Anderson
                                                                  Karen M. Brownlee
                                                                  Leslie K. Ross

              Assistant Treasurer:                                Dennis McAuley, III




              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 27.  Principal Underwriters:

     (a)......Federated Securities Corp. the Distributor for shares of the Fund, acts  as  principal  underwriter  for  the  following  .................open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty
Term Trust, Inc.- 1999.




                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Chairman, Chief Executive                      Vice President
Federated Investors Tower                  Officer, Chief Operating
1001 Liberty Avenue                        Officer
Pittsburgh, PA 15222-3779                  Federated Securities Corp.


Arthur L. Cherry                           Director                                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

John B. Fisher                             President-Institutional Sales                         --
Federated Investors Tower                  and Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                         --
Federated Investors Tower                  and Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                          Senior Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                           Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                             Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Timothy S. Johnson                         Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis McAuley Assistant Treasurer,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


                  (c)      Not applicable

Item 28.          Location of Accounts and Records:

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:



         Registrant                                       Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, PA 15222-3779

(Notices should be sent to the Agent for Service at the above address)

                                                          Federated Investors Funds
                                                          5800 Corporate Drive
                                                          Pittsburgh, PA 15237-7000

         Federated Shareholder                            P.O. Box 8600
         Services Company                                 Boston, MA 02266-8600
         ("Transfer Agent and Dividend
         Disbursing Agent")

         Federated Services Company                       Federated Investors Tower
         ("Administrator")                                1001 Liberty Avenue
                                                          Pittsburgh, PA  15222-3779

         Federated Investment                             Federated Investors Tower
         Management Company                               1001 Liberty Avenue
         ("Adviser")                                      Pittsburgh, PA  15222-3779

         State Street Bank and                            P.O. Box 8600
         Trust Company                                    Boston, MA 02266-8600
         ("Custodian")

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                                    SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of September, 1999.

                                          MONEY MARKET OBLIGATIONS TRUST

                           BY: /s/ Leslie K. Ross
                           Leslie K. Ross, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           September 28, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



NAME                                                     TITLE                                   DATE

By:   /s/ Leslie K. Ross
      Leslie K. Ross                                 Attorney In Fact                   September 28, 1999
      ASSISTANT SECRETARY                            For the Persons
                                                     Listed Below

      NAME                                              TITLE

John F. Donahue*                                       Chairman and Trustee
                            (Chief Executive Officer)

J. Christopher Donahue*                                President

Richard J. Thomas*                                     Treasurer(Principal Financial and
                                                       Accounting Officer)

William D. Dawson, III*                                Chief Investment Officer

Thomas G. Bigley*                                      Trustee

John T. Conroy, Jr.*                                   Trustee

John F. Cunningham*                                    Trustee

Lawrence D. Ellis, M.D.*                               Trustee

Peter E. Madden*                                       Trustee

Charles F. Mansfield, Jr.*                             Trustee

John E. Murray, Jr., J.D., S.J.D.*                Trustee

Marjorie P. Smuts*                                     Trustee

John S. Walsh*                                         Trustee

*By Power of Attorney